UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5225

Oppenheimer Quest for Value Funds

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2018

Item 1.	Schedule of Investments.

CONSOLIDATED STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—54.7%
Consumer Discretionary—8.3%
Auto Components—0.6%
Aptiv plc	8,880	$870,862
BorgWarner, Inc.	19,180	882,664
Bridgestone Corp.	45,000	1,773,439
Continental AG	12,926	2,977,783
Koito Manufacturing Co. Ltd.	24,700	1,589,489
Valeo SA	31,187	1,531,068
		9,625,305

Automobiles—0.7%
Bayerische Motoren Werke AG	17,777	1,719,171
General Motors Co.	44,990	1,705,571
Hero MotoCorp Ltd.	36,374	1,749,249
Subaru Corp.	43,700	1,274,532
Suzuki Motor Corp.	43,300	2,544,571
Volkswagen AG	14,873	2,648,112
		11,641,206

Distributors—0.1%
Pool Corp.	8,850	1,356,262

Diversified Consumer Services—0.1%
Bright Horizons Family Solutions, Inc.[1]	7,340	785,306
New Oriental Education & Technology Group, Inc., Sponsored ADR	9,220	793,289
		1,578,595

Hotels, Restaurants & Leisure—1.7%
Carnival Corp.	63,570	3,765,887
Chipotle Mexican Grill, Inc., Cl. A1	870	377,284
Domino’s Pizza Group plc	229,460	950,286
Domino’s Pizza, Inc.	2,710	711,808
Genting Bhd	729,023	1,569,845
Hilton Worldwide Holdings, Inc.	13,690	1,076,855
Huazhu Group Ltd., ADR	62,192	2,488,302
Hyatt Hotels Corp., Cl. A	10,090	789,341
International Game Technology plc	68,470	1,730,922
Jollibee Foods Corp.	135,080	686,468
Las Vegas Sands Corp.	6,820	490,358
McDonald’s Corp.	5,690	896,402
MGM China Holdings Ltd.	673,600	1,448,201
Planet Fitness, Inc., Cl. A1	4,100	194,832
Sands China Ltd.	592,400	3,047,931
Stars Group, Inc. (The)[1]	10,780	369,754
Vail Resorts, Inc.[2]	3,610	999,501
Whitbread plc	58,829	3,021,199
Yum China Holdings, Inc.[2]	80,660	2,910,213
		27,525,389

1 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Durables—0.7%
DR Horton, Inc.	10,080	$440,496
Lennar Corp., Cl. A	8,980	469,385
Newell Brands, Inc.	94,500	2,474,955
SEB SA1	8,210	1,560,563
Sony Corp.	114,700	6,203,302
		11,148,701

Internet & Catalog Retail—0.6%
Amazon.com, Inc.[1]	390	693,202
Ctrip.com International Ltd., ADR[1]	33,170	1,364,945
JD.com, Inc., ADR[1]	205,737	7,377,729
Pinduoduo, Inc., ADR[1]	7,880	178,009
Vipshop Holdings Ltd., ADR[1]	42,040	405,686
		10,019,571

Leisure Products—0.2%
Bandai Namco Holdings, Inc.	65,600	2,628,395

Media—0.7%
CBS Corp., Cl. B	14,330	754,761
ProSiebenSat.1 Media SE	69,975	1,892,748
SES SA, Cl. A, FDR	82,250	1,643,247
Technicolor SA1	153,670	215,336
Walt Disney Co. (The)[2]	40,600	4,610,536
Zee Entertainment Enterprises Ltd.	209,371	1,609,712
		10,726,340

Multiline Retail—0.2%
Dollarama, Inc.	31,851	1,150,784
Ollie’s Bargain Outlet Holdings, Inc.[1]	8,550	594,225
Target Corp.	24,810	2,001,671
		3,746,680

Specialty Retail—0.7%
Burlington Stores, Inc.[1]	6,200	947,422
Dufry AG1	10,881	1,441,390
Industria de Diseno Textil SA	111,743	3,662,525
Lowe’s Cos., Inc.	6,460	641,737
Nitori Holdings Co. Ltd.	8,900	1,343,193
Ross Stores, Inc.	6,370	556,929
Steinhoff International Holdings NV1	303,311	57,351
Tiffany & Co.	25,630	3,525,663
		12,176,210

Textiles, Apparel & Luxury Goods—2.0%
Brunello Cucinelli SpA	15,307	635,102
Cie Financiere Richemont SA	12,376	1,087,155
Hermes International	2,741	1,735,631
Kering SA	15,458	8,237,171

2 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Textiles, Apparel & Luxury Goods (Continued)
Li Ning Co. Ltd.[1]	1,693,000	$1,847,900
lululemon athletica, Inc.[1]	7,590	910,420
LVMH Moet Hennessy Louis Vuitton SE	39,340	13,737,414
Pandora AS	9,310	662,286
PRADA SpA	278,800	1,326,455
Puma SE	819	410,726
PVH Corp.	7,690	1,180,569
		31,770,829

Consumer Staples—4.0%
Beverages—1.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	98,473	414,959
Anheuser-Busch InBev SA	1,499	152,301
Coca-Cola Co. (The)	50,670	2,362,742
Coca-Cola European Partners plc	81,440	3,358,586
Diageo plc	75,450	2,772,718
Fomento Economico Mexicano SAB de CV	163,756	1,606,479
Fomento Economico Mexicano SAB de CV, Sponsored ADR	7,280	714,459
Heineken NV	12,352	1,249,594
Kweichow Moutai Co. Ltd., Cl. A	10,169	1,088,381
Pernod Ricard SA	23,660	3,816,084
Tsingtao Brewery Co. Ltd., Cl. H	466,000	2,494,128
		20,030,431

Food & Staples Retailing—0.5%
Alimentation Couche-Tard, Inc., Cl. B	25,426	1,167,854
Atacadao Distribuicao Comercio e Industria Ltda	252,300	1,051,334
BIM Birlesik Magazalar AS	16,770	241,484
CP ALL PCL	477,900	1,078,057
Magnit PJSC	11,984	793,332
Shoprite Holdings Ltd.	47,654	788,715
SPAR Group Ltd. (The)	67,810	987,547
Walmart, Inc.	21,000	1,873,830
		7,982,153

Food Products—1.1%
Barry Callebaut AG	634	1,082,526
Danone SA	59,810	4,699,107
General Mills, Inc.	7,590	349,595
Lamb Weston Holdings, Inc.	17,480	1,228,320
McCormick & Co., Inc.	5,120	601,805
Saputo, Inc.	45,002	1,500,355
Unilever plc	80,210	4,583,493
Vietnam Dairy Products JSC	22,200	160,372
Want Want China Holdings Ltd.	13,000	10,746
WH Group Ltd.[3]	4,042,000	3,243,246
		17,459,565

3 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Household Products—0.5%
Colgate-Palmolive Co.[2]	70,010	$4,691,370
Procter & Gamble Co. (The)	8,210	664,025
Reckitt Benckiser Group plc	38,892	3,467,061
		8,822,456

Personal Products—0.4%
Amorepacific Corp.	2,637	631,045
AMOREPACIFIC Group	1,526	130,783
Beiersdorf AG	12,744	1,484,168
LG Household & Health Care Ltd.	3,350	3,626,213
		5,872,209

Tobacco—0.3%
Philip Morris International, Inc.	38,560	3,327,728
Swedish Match AB	25,942	1,418,388
		4,746,116

Energy—5.5%
Energy Equipment & Services—0.6%
Halliburton Co.	13,033	552,860
TechnipFMC plc	211,066	6,826,638
Weatherford International plc[1]	573,420	1,943,894
		9,323,392

Oil, Gas & Consumable Fuels—4.9%
Antero Midstream GP LP	74,878	1,439,155
BP plc	213,680	1,605,509
Buckeye Partners LP4	70,087	2,431,318
Cabot Oil & Gas Corp.	15,290	359,315
Centennial Resource Development, Inc., Cl. A1	21,350	383,446
Chevron Corp.	31,421	3,967,530
CNOOC Ltd.	2,094,000	3,509,777
Concho Resources, Inc.[1]	5,190	756,962
ConocoPhillips	30,531	2,203,422
Diamondback Energy, Inc.	7,430	980,389
Enbridge, Inc.	24,987	885,289
Encana Corp.	143,430	1,927,699
Energy Transfer Equity LP4	236,731	4,310,872
Energy Transfer Partners LP4	260,822	5,466,829
Enterprise Products Partners LP4	179,852	5,215,708
EQT Midstream Partners LP4	46,798	2,395,590
Genesis Energy LP4	20,494	471,157
Koninklijke Vopak NV	374	17,610
LUKOIL PJSC, ADR	8,304	595,556
Magellan Midstream Partners LP4	47,507	3,409,102
MPLX LP4	111,238	4,052,400
Novatek PJSC, Sponsored GDR	23,900	3,805,045
Phillips 66	9,619	1,186,407
Phillips 66 Partners LP4	24,904	1,336,100

4 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Plains All American Pipeline LP4	36,451	$903,256
Plains GP Holdings LP, Cl. A1	36,019	874,902
Suncor Energy, Inc.	94,710	3,991,079
Tallgrass Energy LP, Cl. A	150,592	3,513,311
Targa Resources Corp.	67,413	3,442,782
TC PipeLines LP4	67,215	2,113,240
TOTAL SA	83,460	5,445,552
Western Gas Partners LP4	18,786	960,528
Williams Cos., Inc. (The)	67,532	2,009,077
Williams Partners LP4	71,730	3,230,002
		79,195,916

Financials—7.8%
Capital Markets—1.6%
Ameriprise Financial, Inc.	6,700	975,989
BlackRock, Inc., Cl. A	3,430	1,724,467
China International Capital Corp. Ltd., Cl. H3	205,200	354,550
Credit Suisse Group AG1	151,997	2,450,711
E*TRADE Financial Corp.[1]	14,660	876,815
Goldman Sachs Group, Inc. (The)[2]	23,390	5,553,488
MarketAxess Holdings, Inc.	1,730	335,222
MSCI, Inc., Cl. A	6,470	1,075,249
Nasdaq, Inc.	22,460	2,052,844
Raymond James Financial, Inc.	5,490	502,829
S&P Global, Inc.[2]	31,330	6,279,785
TP ICAP plc	25,860	95,037
UBS Group AG1	198,841	3,275,239
		25,552,225

Commercial Banks—3.1%
Banco Bilbao Vizcaya Argentaria SA	153,313	1,124,326
Banco de Chile	1,094,718	170,384
Banco Santander SA	181,124	1,012,854
Bank Central Asia Tbk PT	227,900	367,832
Bank of America Corp.[2]	184,680	5,702,918
CIT Group, Inc.	18,090	957,504
Citigroup, Inc.[2]	117,010	8,411,849
Commercial International Bank Egypt SAE	123,370	579,489
Credicorp Ltd.	5,330	1,219,344
East West Bancorp, Inc.	15,850	1,026,129
FirstRand Ltd.	351,208	1,851,354
Grupo Aval Acciones y Valores SA, ADR	83,160	651,143
Grupo Financiero Inbursa SAB de CV, Cl. O	565,091	930,815
HSBC Holdings plc	285,970	2,738,663
ICICI Bank Ltd.	29,791	131,664
ICICI Bank Ltd., Sponsored ADR	488,890	4,316,899
Itau Unibanco Holding SA, ADR	41,660	499,503
JPMorgan Chase & Co.[2]	42,000	4,827,900
KeyCorp	81,200	1,694,644

5 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Commercial Banks (Continued)
Kotak Mahindra Bank Ltd.	143,693	$2,737,307
Lloyds Banking Group plc	2,509,720	2,053,246
Sberbank of Russia PJSC	247,537	852,598
Sberbank of Russia PJSC, Sponsored ADR	18,430	259,930
Societe Generale SA	51,050	2,274,022
SVB Financial Group[1]	4,280	1,317,726
Zions Bancorporation	41,750	2,158,475
		49,868,518

Consumer Finance—0.0%
Cholamandalam Investment & Finance Co. Ltd.	17,688	369,625

Diversified Financial Services—0.5%
Ayala Corp.	19,370	364,317
B3 SA-Brasil Bolsa Balcao	310,400	1,967,446
Grupo de Inversiones Suramericana SA	11,461	143,139
Hong Kong Exchanges & Clearing Ltd.	13,399	396,659
ING Groep NV	131,525	2,009,407
ORIX Corp.	152,600	2,477,900
		7,358,868

Insurance—1.7%
AIA Group Ltd.	300,200	2,628,207
Allianz SE	18,325	4,051,639
Aon plc	6,200	890,010
Dai-ichi Life Holdings, Inc.	84,200	1,585,608
Fidelity National Financial, Inc.	44,440	1,799,820
Hartford Financial Services Group, Inc. (The)	30,890	1,627,903
Japan Post Insurance Co. Ltd.	58,700	1,247,198
Legal & General Group plc	110,810	381,615
Ping An Insurance Group Co. of China Ltd., Cl. H	73,500	681,525
Progressive Corp. (The)	16,850	1,011,168
Prudential plc	400,199	9,467,359
Samsung Life Insurance Co. Ltd.	17,719	1,527,740
		26,899,792

Real Estate Investment Trusts (REITs)—0.3%
Crown Castle International Corp.	10,450	1,158,173
Digital Realty Trust, Inc.	6,770	822,013
Equity Residential	11,670	763,568
Prologis, Inc.	24,270	1,592,597
Public Storage	2,020	440,017
SBA Communications Corp., Cl. A1	2,650	419,363
		5,195,731

Real Estate Management & Development—0.4%
Ayala Land, Inc.	824,400	634,375
CBRE Group, Inc., Cl. A1	10,330	514,434
DLF Ltd.	1,362,611	3,908,027

6 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Real Estate Management & Development (Continued)
Emaar Properties PJSC	322,727	$464,309
SM Prime Holdings, Inc.	1,424,103	1,013,354
		6,534,499

Thrifts & Mortgage Finance—0.2%
Housing Development Finance Corp. Ltd.	108,036	3,143,281

Health Care—5.7%
Biotechnology—1.5%
3SBio, Inc.[3]	52,000	111,055
ACADIA Pharmaceuticals, Inc.[1]	47,280	713,455
Amgen, Inc.	2,450	481,547
AnaptysBio, Inc.[1]	11,650	912,428
Biocon Ltd.	69,432	594,908
Biogen, Inc.[1]	6,160	2,059,719
Bluebird Bio, Inc.[1]	8,420	1,304,258
Blueprint Medicines Corp.[1]	17,740	1,056,240
Circassia Pharmaceuticals plc[1]	348,450	352,156
CSL Ltd.	13,900	2,027,623
Gilead Sciences, Inc.[2]	37,110	2,888,271
GlycoMimetics, Inc.[1]	37,790	555,135
Grifols SA	61,192	1,778,178
Ionis Pharmaceuticals, Inc.[1]	31,100	1,358,448
Loxo Oncology, Inc.[1,2]	9,590	1,607,188
MacroGenics, Inc.[1]	43,460	897,449
Mirati Therapeutics, Inc.[1]	5,465	335,551
Neurocrine Biosciences, Inc.[1]	6,610	664,239
Sage Therapeutics, Inc.[1,2]	17,450	2,518,384
Shire plc	18,800	1,070,248
uniQure NV1	14,400	444,816
Wuxi Biologics Cayman, Inc.[1,3]	23,000	233,774
		23,965,070

Health Care Equipment & Supplies—1.3%
Abbott Laboratories	22,100	1,448,434
ABIOMED, Inc.[1]	2,730	967,867
Align Technology, Inc.[1]	3,330	1,187,644
Boston Scientific Corp.[1,2]	35,190	1,182,736
Danaher Corp.	14,664	1,504,233
Edwards Lifesciences Corp.[1]	5,310	756,409
Essilor International Cie Generale d’Optique SA	7,514	1,108,517
Hoya Corp.	63,300	3,815,367
ICU Medical, Inc.[1]	2,070	593,676
IDEXX Laboratories, Inc.[1]	5,540	1,356,912
Insulet Corp.[1]	9,060	753,430
Siemens Healthineers AG1,3	24,374	1,085,591
Sonova Holding AG	6,912	1,275,513
Teleflex, Inc.	2,160	589,054
William Demant Holding AS1	31,668	1,513,570

7 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Equipment & Supplies (Continued)
Zimmer Biomet Holdings, Inc.[2]	18,280	$2,294,506
		21,433,459

Health Care Providers & Services—1.2%
Aetna, Inc.	13,930	2,624,273
Anthem, Inc.[2]	23,220	5,874,660
Apollo Hospitals Enterprise Ltd.	35,770	496,879
Centene Corp.[1]	14,250	1,857,202
Encompass Health Corp.	2,720	205,714
Mediclinic International plc	70,590	474,017
Sinopharm Group Co. Ltd., Cl. H	446,600	1,895,842
UnitedHealth Group, Inc.[2]	16,780	4,249,032
WellCare Health Plans, Inc.[1]	5,600	1,497,552
		19,175,171

Health Care Technology—0.0%
Ping An Healthcare & Technology Co. Ltd.[1,3]	7,088	43,405

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	54,290	3,585,312
Bio-Rad Laboratories, Inc., Cl. A1	2,000	613,300
ICON plc[1]	5,370	747,289
Lonza Group AG1	5,916	1,822,982
Samsung Biologics Co. Ltd.[1,3]	2,908	974,985
Thermo Fisher Scientific, Inc.	5,880	1,379,037
		9,122,905

Pharmaceuticals—1.1%
Bayer AG	55,919	6,228,640
Bristol-Myers Squibb Co.	10,030	589,262
Dong-E-E-Jiao Co. Ltd., Cl. A1	60,499	466,502
Hutchison China MediTech Ltd., ADR[1]	6,520	207,140
Jiangsu Hengrui Medicine Co. Ltd., Cl. A	131,774	1,338,844
Merck & Co., Inc.	33,460	2,204,010
Mylan NV1	25,460	949,913
Novo Nordisk AS, Cl. B	35,953	1,789,103
Pfizer, Inc.	59,040	2,357,467
Roche Holding AG	4,814	1,181,390
		17,312,271

Industrials—7.3%
Aerospace & Defense—1.4%
Airbus SE	126,730	15,693,839
BWX Technologies, Inc.[2]	13,160	865,402
Lockheed Martin Corp.	3,186	1,038,955
MTU Aero Engines AG	11,759	2,488,245
Rolls-Royce Holdings plc[1]	125,230	1,627,444

8 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Aerospace & Defense (Continued)
Textron, Inc.	11,160	$761,893
		22,475,778

Air Freight & Couriers—0.4%
BEST, Inc., ADR[1]	21,144	203,617
FedEx Corp.	3,080	757,280
United Parcel Service, Inc., Cl. B	22,950	2,751,475
XPO Logistics, Inc.[1]	21,400	2,134,008
ZTO Express Cayman, Inc., ADR	42,640	845,551
		6,691,931

Airlines—0.2%
International Consolidated Airlines Group SA	229,650	2,141,624
Japan Airlines Co. Ltd.	33,600	1,240,148
		3,381,772

Building Products—0.2%
A.O. Smith Corp.	10,570	629,232
Assa Abloy AB, Cl. B	128,800	2,552,946
		3,182,178

Commercial Services & Supplies—0.6%
Cintas Corp.	5,350	1,093,968
Copart, Inc.[1]	24,230	1,390,560
Edenred	43,800	1,725,505
Prosegur Cash SA3	371,239	999,071
Prosegur Cia de Seguridad SA	191,138	1,271,208
Rentokil Initial plc	158,850	706,453
Waste Connections, Inc.	19,230	1,492,440
Waste Management, Inc.	10,660	959,400
		9,638,605

Construction & Engineering—0.2%
Boskalis Westminster	48,129	1,476,227
FLSmidth & Co. AS	23,162	1,524,268
Fluor Corp.	9,380	480,725
		3,481,220

Electrical Equipment—0.8%
Legrand SA	18,510	1,359,452
Melrose Industries plc	172,559	489,244
Mitsubishi Electric Corp.	141,800	1,925,971
Nidec Corp.	49,000	7,102,657
Schneider Electric SE	25,430	2,045,737
		12,923,061

Industrial Conglomerates—0.8%
3M Co.[2]	15,870	3,369,518
General Electric Co.	48,630	662,827

9 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Industrial Conglomerates (Continued)
Jardine Strategic Holdings Ltd.	42,572	$1,699,354
Roper Technologies, Inc.	4,340	1,310,246
Seibu Holdings, Inc.	131,200	2,214,177
Siemens AG	19,650	2,774,169
SM Investments Corp.	89,494	1,601,363
		13,631,654

Machinery—1.0%
Aalberts Industries NV	31,834	1,443,618
Atlas Copco AB, Cl. A	37,478	1,075,761
Caterpillar, Inc.	7,850	1,128,830
Deere & Co.	4,260	616,805
Epiroc AB, Cl. A1	74,063	886,773
FANUC Corp.	11,800	2,321,818
IDEX Corp.	8,890	1,365,326
Kubota Corp.	78,600	1,318,546
Minebea Mitsumi, Inc.	73,000	1,308,621
Parker-Hannifin Corp.	9,900	1,673,595
VAT Group AG1,3	10,822	1,423,097
Weir Group plc (The)	33,647	858,572
		15,421,362

Professional Services—0.9%
Bureau Veritas SA	86,590	2,229,633
CoStar Group, Inc.[1]	3,490	1,451,317
Equifax, Inc.	12,420	1,558,710
IHS Markit Ltd.[1]	16,690	885,071
Intertek Group plc	13,110	1,012,502
Recruit Holdings Co. Ltd.	220,900	6,057,869
TransUnion	19,660	1,423,384
		14,618,486

Road & Rail—0.1%
Kansas City Southern[2]	7,110	826,680

Trading Companies & Distributors—0.5%
Brenntag AG	38,250	2,292,963
Bunzl plc	60,092	1,785,578
Ferguson plc	10,536	830,180
ITOCHU Corp.	111,400	1,977,506
SiteOne Landscape Supply, Inc.[1]	2,220	197,935
Travis Perkins plc	15,705	246,665
United Rentals, Inc.[1]	2,650	394,320
		7,725,147

Transportation Infrastructure—0.2%
Beijing Capital International Airport Co. Ltd., Cl. H	834,000	953,557
DP World Ltd.	67,925	1,572,280

10 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Transportation Infrastructure (Continued)
Grupo Aeroportuario del Sureste SAB de CV, Cl. B	33,044	$587,896
		3,113,733

Information Technology—12.5%
Communications Equipment—0.3%
Cisco Systems, Inc.	58,000	2,452,820
Nokia OYJ	314,695	1,701,243
Palo Alto Networks, Inc.[1]	4,000	793,040
Xero Ltd.[1]	3,900	123,821
		5,070,924

Electronic Equipment, Instruments, & Components—2.1%
Amphenol Corp., Cl. A	6,800	635,868
CDW Corp.	11,970	1,006,557
FLIR Systems, Inc.	9,360	548,496
Hitachi Ltd.	235,000	1,642,344
Keyence Corp.	9,300	4,908,586
Kyocera Corp.	38,800	2,255,719
Murata Manufacturing Co. Ltd.	44,100	7,720,215
Omron Corp.	39,800	1,796,796
Samsung Electro-Mechanics Co. Ltd.	26,580	3,663,532
Spectris plc	3,937	119,589
TDK Corp.	77,000	8,251,412
TE Connectivity Ltd.	9,280	868,330
Zebra Technologies Corp., Cl. A1,2	3,220	444,135
		33,861,579

Internet Software & Services—3.4%
Alibaba Group Holding Ltd., Sponsored ADR[1]	65,872	12,333,215
Alphabet, Inc., Cl. A1,2	12,600	15,462,972
Baidu, Inc., Sponsored ADR[1]	27,980	6,916,096
Facebook, Inc., Cl. A1,2	31,500	5,436,270
GrubHub, Inc.[1]	6,480	789,847
IAC/InterActiveCorp[1]	2,730	401,993
Kakao Corp.	3,270	329,507
MercadoLibre, Inc.	1,354	464,300
NAVER Corp.	3,105	1,987,839
NetEase, Inc., ADR	3,560	918,480
Nutanix, Inc., Cl. A1	10,160	496,722
Scout24 AG3	30,920	1,608,359
Tencent Holdings Ltd.	107,885	4,904,839
United Internet AG	20,833	1,120,191
Weibo Corp., Sponsored ADR[1]	900	74,475
Yandex NV, Cl. A1	20,238	727,758
		53,972,863

IT Services—0.9%
Amadeus IT Group SA	18,388	1,568,529
Atos SE	14,820	1,989,221

11 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
IT Services (Continued)
Black Knight, Inc.[1]	10,010	$517,016
Broadridge Financial Solutions, Inc.	5,310	599,924
Cielo SA	87,600	334,921
DXC Technology Co.	9,350	792,319
Earthport plc[1]	1,169,320	163,162
Global Payments, Inc.	11,780	1,326,075
PayPal Holdings, Inc.[1]	44,920	3,689,729
Square, Inc., Cl. A1	7,670	495,865
Tata Consultancy Services Ltd.	37,772	1,070,288
Total System Services, Inc.	16,950	1,551,603
WEX, Inc.[1]	3,380	641,592
		14,740,244

Semiconductors & Semiconductor Equipment—2.3%
Advantest Corp.	146,100	3,478,831
ams AG	23,696	1,707,808
ASML Holding NV	10,103	2,155,625
Infineon Technologies AG	257,449	6,819,851
Marvell Technology Group Ltd.	39,020	831,516
Maxim Integrated Products, Inc.[2]	84,910	5,191,397
Monolithic Power Systems, Inc.	6,450	855,786
ON Semiconductor Corp.[1]	34,780	766,899
Renesas Electronics Corp.[1]	314,500	2,806,771
Rohm Co. Ltd.	16,000	1,365,235
Silicon Laboratories, Inc.[1]	3,890	370,523
STMicroelectronics NV	95,380	2,073,356
Taiwan Semiconductor Manufacturing Co. Ltd.	724,000	5,780,561
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	36,680	1,511,583
Texas Instruments, Inc.	6,800	756,976
		36,472,718

Software—3.1%
Adobe Systems, Inc.[1]	23,820	5,828,278
Atlassian Corp. plc, Cl. A1	13,900	1,006,499
Capcom Co. Ltd.	57,500	1,490,424
Dassault Systemes SE	9,230	1,378,616
Fair Isaac Corp.[1]	2,010	404,935
Guidewire Software, Inc.[1]	9,070	781,834
Intuit, Inc.[2]	26,720	5,457,293
Microsoft Corp.	16,200	1,718,496
Netmarble Corp.[3]	2,811	363,949
Nintendo Co. Ltd.	19,000	6,571,782
PTC, Inc.[1]	13,110	1,204,940
RealPage, Inc.[1]	11,830	651,833
Red Hat, Inc.[1]	3,570	504,191
RingCentral, Inc., Cl. A1	8,180	603,275
SAP SE	111,797	13,074,467
ServiceNow, Inc.[1]	6,240	1,097,990
Snap, Inc., Cl. A1	73,331	916,637

12 OPPENHEIMER GLOBAL ALLOCATION FUND

	Shares	Value
Software (Continued)
Splunk, Inc.[1]	5,650	$542,965
Synopsys, Inc.[1]	24,630	2,202,661
Take-Two Interactive Software, Inc.[1]	7,350	830,697
Temenos AG1	17,804	2,866,528
Zendesk, Inc.[1]	10,130	551,781
		50,050,071

Technology Hardware, Storage & Peripherals—0.4%
HP, Inc.[2]	30,550	705,094
Samsung Electronics Co. Ltd.	137,390	5,699,801
		6,404,895

Materials—2.5%
Chemicals—1.0%
Air Liquide SA	32,727	4,188,131
Akzo Nobel NV	21,100	1,947,828
Celanese Corp., Cl. A	7,490	884,644
Eastman Chemical Co.	19,430	2,013,337
Essentra plc	102,091	643,938
Linde AG	9,980	2,463,548
Novozymes AS, Cl. B	19,813	1,041,903
Sika AG	9,240	1,316,458
Westlake Chemical Corp.	1,890	202,646
Westlake Chemical Partners LP4	42,068	1,112,699
		15,815,132

Construction Materials—0.1%
Dalmia Bharat Ltd.	3,757	145,005
Indocement Tunggal Prakarsa Tbk PT	387,500	380,851
James Hardie Industries plc	43,700	697,342
UltraTech Cement Ltd.	13,428	821,974
		2,045,172

Containers & Packaging—0.3%
Avery Dennison Corp.	6,940	795,879
CCL Industries, Inc., Cl. B	33,102	1,679,465
Packaging Corp. of America	5,930	669,497
WestRock Co.	20,540	1,190,909
		4,335,750

Metals & Mining—1.1%
Alcoa Corp.[1]	23,580	1,020,307
Anglo American plc	155,179	3,539,005
Antofagasta plc	186,730	2,464,354
Franco-Nevada Corp.	12,040	881,930
Freeport-McMoRan, Inc.	37,180	613,470
Glencore plc[1]	775,940	3,418,155
Grupo Mexico SAB de CV	376,860	1,184,907
Korea Zinc Co. Ltd.	5,909	2,186,057

13 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Shares	Value
Metals & Mining (Continued)
Polyus PJSC, GDR[3]		6,900	$244,760
Real Gold Mining Ltd.[1,5]		273,000	348
Steel Dynamics, Inc.		8,760	412,508
Vale SA, Cl. B, Sponsored ADR		67,420	988,377
Wheaton Precious Metals Corp.		67,080	1,405,326
			18,359,504

Telecommunication Services—0.8%
Diversified Telecommunication Services—0.5%
AT&T, Inc.[2]		81,410	2,602,678
Iliad SA		6,460	1,023,492
Nippon Telegraph & Telephone Corp.		46,900	2,170,379
Spark New Zealand Ltd.		793,212	2,094,670
			7,891,219

Wireless Telecommunication Services—0.3%
Rogers Communications, Inc., Cl. B		33,313	1,698,365
SK Telecom Co. Ltd.		13,857	3,098,272
			4,796,637

Utilities—0.3%
Electric Utilities—0.3%
Edison International		24,910	1,659,753
Entergy Corp.		23,020	1,871,066
NextEra Energy, Inc.		11,141	1,866,563
			5,397,382
Total Common Stocks (Cost $832,709,982)			879,676,238

Preferred Stocks—0.3%
Bayerische Motoren Werke (BMW) AG, Preference		43,100	3,568,758
Lojas Americanas SA, Preference		254,214	1,228,637
Zee Entertainment Enterprises Ltd., 6% Cum. Non-Cv.		629,697	71,888
Total Preferred Stocks (Cost $5,518,571)			4,869,283

		Principal Amount
U.S. Government Obligations—3.5%
United States Treasury Bonds, 2.875%, 8/15/45[6,7]		$17,022,000	16,383,675
United States Treasury Nts.:
1.625%, 2/15/26[6]		38,920,000	35,483,334
2.75%, 2/15/28		3,818,000	3,751,707
Total U.S. Government Obligations (Cost $59,468,222)			55,618,716

Foreign Government Obligations—12.0%
Argentina—0.1%
Argentine Republic:
16.00% Bonds, 10/17/23	ARS	4,825,000	154,585
21.20% Bonds, 9/19/18	ARS	4,550,000	161,848

14 OPPENHEIMER GLOBAL ALLOCATION FUND

		Principal Amount	Value
Argentina (Continued)
Argentine Republic: (Continued)
27.041% [BADLARPP+325] Sr. Unsec. Nts., 3/1/20[8]	ARS	16,346,000	562,676
			879,109

Belgium—0.4%
Kingdom of Belgium, Series 85, 0.80% Sr. Unsec. Nts., 6/22/28[3]	EUR	5,560,000	6,540,732

Brazil—0.5%
Federative Republic of Brazil:
10.00% Unsec. Nts., 1/1/21	BRL	16,165,000	4,406,215
10.00% Unsec. Nts., 1/1/23	BRL	3,930,000	1,040,760
10.00% Unsec. Nts., 1/1/25	BRL	1,800,000	464,071
18.447% Unsec. Nts., 5/15/45[14]	BRL	495,000	427,213
18.563% Unsec. Nts., 8/15/22[14]	BRL	1,200,000	1,030,220
			7,368,479

Canada—0.7%
Canada, 1.00% Bonds, 6/1/27	CAD	16,950,000	11,657,368

Chile—0.3%
Republic of Chile:
4.50% Unsec. Nts., 2/28/21	CLP	1,507,000,000	2,408,596
4.50% Bonds, 3/1/21	CLP	890,000,000	1,422,422
4.50% Bonds, 3/1/26	CLP	200,000,000	313,541
			4,144,559

Colombia—0.3%
Republic of Colombia:
Series B, 7.00% Bonds, 5/4/22	COP	3,390,000,000	1,225,539
Series B, 7.50% Bonds, 8/26/26	COP	3,650,000,000	1,330,071
Series B, 10.00% Bonds, 7/24/24	COP	6,150,000,000	2,520,251
			5,075,861

Egypt—0.0%
Arab Republic of Egypt:
Series 3YR, 15.00% Bonds, 10/3/20	EGP	4,250,000	225,916
Series 3YR, 16.00% Unsec. Nts., 12/12/20	EGP	1,000,000	54,081
			279,997

France—1.7%
French Republic, 0.75% Bonds, 5/25/28	EUR	23,610,000	27,829,634

Hungary—0.2%
Hungary:
Series 20/A, 7.50% Bonds, 11/12/20	HUF	336,700,000	1,402,931
Series 25/B, 5.50% Bonds, 6/24/25	HUF	470,000,000	2,016,836
Series 27/A, 3.00% Bonds, 10/27/27	HUF	70,000,000	251,462
			3,671,229

15 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal Amount	Value
Indonesia—0.3%
Republic of Indonesia:
Series FR53, 8.25% Sr. Unsec. Nts., 7/15/21	IDR	4,600,000,000	328,328
Series FR71, 9.00% Sr. Unsec. Nts., 3/15/29	IDR	20,700,000,000	1,533,966
Series FR72, 8.25% Sr. Unsec. Nts., 5/15/36	IDR	17,300,000,000	1,202,104
Series FR73, 8.75% Sr. Unsec. Nts., 5/15/31	IDR	29,650,000,000	2,154,949
			5,219,347

Italy—1.2%
Italian Republic, 2.00% Bonds, 2/1/28	EUR	16,990,000	18,678,201

Malaysia—0.1%
Federation of Malaysia:
Series 0217, 4.045% Sr. Unsec. Nts., 8/15/24	MYR	1,000,000	246,606
Series 0902, 4.378% Sr. Unsec. Nts., 11/29/19	MYR	6,785,000	1,689,961
			1,936,567

Mexico—0.4%
United Mexican States:
Series M, 5.75% Bonds, 3/5/26	MXN	45,000,000	2,139,545
Series M, 8.00% Bonds, 6/11/20	MXN	10,000,000	538,482
Series M, 8.00% Sr. Unsec. Nts., 12/7/23	MXN	26,900,000	1,460,569
Series M20, 8.50% Sr. Unsec. Nts., 5/31/29	MXN	17,020,000	961,691
Series M20, 10.00% Bonds, 12/5/24	MXN	18,850,000	1,126,302
Series M30, 8.50% Sr. Unsec. Nts., 11/18/38	MXN	5,880,000	335,608
			6,562,197

Netherlands—0.4%
Kingdom of Netherlands, 0.75% Bonds, 7/15/28[3]	EUR	5,330,000	6,367,167

Peru—0.2%
Republic of Peru:
6.35% Sr. Unsec. Nts., 8/12/28[3]	PEN	4,880,000	1,595,829
6.95% Sr. Unsec. Nts., 8/12/31[3]	PEN	760,000	257,821
8.20% Sr. Unsec. Nts., 8/12/26[3]	PEN	2,255,000	827,000
			2,680,650

Poland—0.2%
Republic of Poland:
Series 0123, 2.50% Bonds, 1/25/23	PLN	2,050,000	564,640
Series 0721, 1.75% Bonds, 7/25/21	PLN	2,310,000	630,287
Series 0726, 2.50% Bonds, 7/25/26	PLN	6,960,000	1,830,272
			3,025,199

Romania—0.1%
Romania, Series 10YR, 5.95% Bonds, 6/11/21	RON	5,640,000	1,483,930

Russia—0.8%
Russian Federation:
Series 6209, 7.60% Bonds, 7/20/22	RUB	88,675,000	1,433,478

16 OPPENHEIMER GLOBAL ALLOCATION FUND

		Principal Amount	Value
Russia (Continued)
Russian Federation: (Continued)
Series 6210, 6.80% Bonds, 12/11/19	RUB	126,800,000	2,026,476
Series 6211, 7.00% Bonds, 1/25/23	RUB	231,200,000	3,661,253
Series 6212, 7.05% Bonds, 1/19/28	RUB	18,000,000	278,558
Series 6216, 6.70% Bonds, 5/15/19	RUB	338,600,000	5,414,402
			12,814,167

South Africa—0.6%
Republic of South Africa:
Series 2023, 7.75% Bonds, 2/28/23	ZAR	4,700,000	352,656
Series 2030, 8.00% Bonds, 1/31/30	ZAR	13,540,000	958,098
Series 2037, 8.50% Bonds, 1/31/37	ZAR	54,450,000	3,831,837
Series 2048, 8.75% Bonds, 2/28/48	ZAR	4,500,000	317,144
Series R186, 10.50% Bonds, 12/21/26	ZAR	13,135,000	1,108,527
Series R208, 6.75% Sr. Unsec. Nts., 3/31/21	ZAR	42,700,000	3,172,496
Series R214, 6.50% Bonds, 2/28/41	ZAR	9,140,000	504,308
			10,245,066

Spain—0.8%
Kingdom of Spain, 1.40% Sr. Unsec. Nts., 4/30/28[3]	EUR	11,510,000	13,538,803

Thailand—0.3%
Kingdom of Thailand:
1.875% Sr. Unsec. Nts., 6/17/22	THB	80,500,000	2,403,292
2.125% Sr. Unsec. Nts., 12/17/26	THB	67,400,000	1,953,153
			4,356,445

Turkey—0.1%
Republic of Turkey:
8.50% Bonds, 7/10/19	TRY	1,165,000	216,775
8.80% Bonds, 11/14/18	TRY	1,100,000	217,521
10.70% Bonds, 2/17/21	TRY	2,670,000	445,045
11.00% Bonds, 2/24/27	TRY	6,080,000	852,965
12.20% Bonds, 1/18/23	TRY	940,000	149,240
			1,881,546

United Kingdom—2.2%
United Kingdom Gilt, 4.25% Bonds, 12/7/27	GBP	21,710,000	35,783,544

Uruguay—0.1%
Oriental Republic of Uruguay, 9.875% Sr. Unsec. Nts., 6/20/22[3]	UYU	29,910,000	974,586
Total Foreign Government Obligations (Cost $205,667,270)			192,994,383

Non-Convertible Corporate Bond and Note—0.0%
Omnicare, Inc., 4.75% Sr. Unsec. Nts., 12/1/22 (Cost $210,895)		210,000	217,771

17 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter- party	Exercise Price	Expiration Date	Notional Amount (000’s)	Contracts (000’s)	Value
Over-the-Counter Options Purchased—0.0%
BRL Currency
Call[1]	JPM	BRL3.300	11/30/18	BRL 798	BRL 189	$18,805
BRL Currency
Call[1]	GSCO-OT	BRL3.300	8/16/18	BRL 5,500	BRL 95	54
BRL Currency
Call[1]	CITNA-B	BRL3.200	4/25/19	BRL 512,000	BRL 6,000	6,360
EUR Currency
Put[1]	GSCO-OT	HUF316.600	9/4/18	EUR 210,000	EUR 1,869	5,532
JPY Currency
Call[1,15]	GSCO-OT	JPY104.500	8/27/18	JPY 5,227,000	JPY 3,790,000	—
RUB Currency
Call[1]	GSCO-OT	RUB59.500	6/12/19	RUB 8,625,053	RUB 280,612	64,541
S&P 500
Index Put[1]	BOA	USD2,607.210	7/19/19	USD 1,895	USD 1	59,902
TRY Currency
Call[1]	CITNA-B	TRY4.700	11/28/18	TRY 94,000	TRY 17,700	22,337
ZAR Currency
Call[1]	JPM	ZAR12.557	5/27/19	ZAR 100,330	ZAR 23,615	35,517
Total Over-the-Counter Options Purchased (Cost $448,172)						213,048

		Principal Amount
Short-Term Notes—2.2%
Arab Republic of Egypt Treasury Bills, 17.623%, 3/5/19[9]	EGP	26,150,000	1,321,541
Arab Republic of Egypt Treasury Bills, 18.547%, 3/19/19[9]	EGP	5,000,000	251,098
Arab Republic of Egypt Treasury Bills, 18.746%, 12/18/18[9]	EGP	3,200,000	168,155
Federal Republic of Nigeria Treasury Bills, 15.388%, 10/18/18[9]	NGN	159,000,000	428,994
Federal Republic of Nigeria Treasury Bills, 18.386%, 8/2/18[10]	NGN	300,000,000	828,500
United States Treasury Bills, 2.003%, 10/18/18[6,9,11]		33,060,000	32,921,038
Total Short-Term Notes (Cost $35,923,811)			35,919,326

		Shares
Investment Companies—26.5%
iShares JP Morgan USD Emerging Markets Bond Exchange Traded Fund		744,000	81,140,640
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[12,13]		44,301,455	44,301,455
Oppenheimer Master Event-Linked Bond Fund, LLC[12]		10,590,407	165,899,118
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund[12]		4,875,420	134,976,003
Total Investment Companies (Cost $429,127,086)			426,317,216

Total Investments, at Value (Cost $1,569,074,009)		99.2%	1,595,825,981
Net Other Assets (Liabilities)		0.8	12,931,059
Net Assets		100.0%	$1,608,757,040

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to outstanding written options. The aggregate market value of such securities is $98,312,398. See Note 6 of the accompanying Consolidated Notes.

18 OPPENHEIMER GLOBAL ALLOCATION FUND

Footnotes to Consolidated Statement of Investments (Continued)

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $40,787,780 or 2.54% of the Fund’s net assets at period end.

4. Security is a Master Limited Partnership.

5. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying Consolidated Notes.

6. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $19,775,945. See Note 6 of the accompanying Consolidated Notes.

7. All or a portion of the security position is held in segregated accounts and pledged to cover margin requirements under certain derivative contracts. The aggregate market value of such securities is $2,178,138. See Note 6 of the accompanying Consolidated Notes.

8. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

9. Zero coupon bond reflects effective yield on the original acquisition date.

10. Current yield as of period end.

11. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

12. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions		Gross Reductions		Shares July 31, 2018

Investment Company
Oppenheimer Institutional
Government Money Market Fund, Cl. E	178,062,806	746,518,568		880,279,919		44,301,455
Oppenheimer Master Event-Linked Bond Fund, LLC	4,616,016	5,974,391		—		10,590,407
Oppenheimer Master Loan Fund, LLC	7,213,775	—		7,213,775		—
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	—	4,875,420		—		4,875,420
Oppenheimer Senior Floating Rate Fund, Cl. I	4,392,376	—		4,392,376		—
Oppenheimer Ultra-Short Duration Fund, Cl. Y	—	23,699,827		23,699,827		—

	Value	Income		Realized Gain (Loss)		Change in Unrealized Gain (Loss)

Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$44,301,455	$627,358		$—		$—
Oppenheimer Master Event-Linked Bond Fund, LLC	165,899,118	6,057,774	[a]	(2,262,653)	[a]	1,857,438	[a]
Oppenheimer Master Loan Fund, LLC	—	426,339	[b]	(838,598)	[b]	85,021	[b]
Oppenheimer Russell 1000 Dynamic Multifactor Exchange Traded Fund	134,976,003	58,408		—		2,921,839

19 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Consolidated Statement of Investments (Continued)

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)

Oppenheimer Senior Floating Rate Fund, Cl. I	$—	$60,108	$860,678	$(1,036,373)
Oppenheimer Ultra-Short Duration Fund, Cl. Y	—	649,372	(406,010)	—

Total	$345,176,576	$7,879,359	$(2,646,583)	$3,827,925

a. Represents the amount allocated to the Fund from Oppenheimer Master Event-linked Bond Fund, LLC.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

13. Rate shown is the 7-day yield at period end.

14. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

15. Knock-out option becomes ineligible for exercise if at any time spot rates are less than or equal to 99 JPY per 1 USD.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent
United States	$862,226,040	54.0%
France	105,466,975	6.6
Japan	96,408,802	6.0
United Kingdom	91,621,064	5.7
Germany	58,709,129	3.7
China	53,834,568	3.4
Canada	29,807,709	1.9
Switzerland	25,582,830	1.6
Spain	24,955,492	1.6
South Korea	24,219,723	1.5
India	21,166,706	1.3
Italy	20,639,758	1.3
Russia	20,157,687	1.3
Netherlands	17,111,892	1.1
South Africa	14,439,568	0.9
Brazil	13,463,917	0.8
Mexico	11,586,753	0.7
Hong Kong	11,222,537	0.7
Taiwan	7,292,144	0.5
Chile	6,779,298	0.4
Belgium	6,693,033	0.4
Denmark	6,531,129	0.4
Indonesia	5,968,030	0.4
Sweden	5,933,868	0.4
Colombia	5,870,143	0.4
Thailand	5,434,502	0.3
Philippines	4,299,877	0.3
Peru	3,899,994	0.2
Hungary	3,671,229	0.2
Malaysia	3,506,412	0.2
Australia	3,034,122	0.2

20 OPPENHEIMER GLOBAL ALLOCATION FUND

Geographic Holdings (Continued)	Value	Percent
Poland	$3,025,199	0.2%
Egypt	2,600,281	0.2
Turkey	2,560,326	0.2
New Zealand	2,218,490	0.1
United Arab Emirates	2,036,589	0.1
Ireland	1,767,590	0.1
Austria	1,707,808	0.1
Finland	1,701,243	0.1
Romania	1,483,930	0.1
Macau	1,448,201	0.1
Argentina	1,343,409	0.1
Nigeria	1,257,494	0.1
Uruguay	974,586	0.1
Vietnam	160,372	0.0
Eurozone	5,532	0.0
Total	$1,595,825,981	100.0%

Forward Currency Exchange Contracts as of July 31, 2018
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BAC	08/2018	EUR	700	USD	822	$—	$2,030
BAC	09/2018	IDR	52,122,000	USD	3,620	—	24,669
BAC	09/2018	MYR	5,095	USD	1,274	42	15,964
BAC	09/2018	NOK	48,040	USD	5,903	247	—
BAC	09/2018	PLN	20,430	USD	5,654	—	59,747
BAC	09/2018	TRY	3,990	USD	804	—	11,171
BAC	09/2018	TWD	746,000	USD	24,620	—	128,648
BAC	09/2018	USD	30,880	CNH	201,590	1,294,411	—
BAC	08/2018	USD	200	IDR	2,888,000	—	392
BAC	09/2018	USD	13	INR	900	—	8
BAC	09/2018	USD	47	MXN	900	—	630
BAC	09/2018	USD	1,668	MYR	6,715	10,876	—
BAC	09/2018	USD	1,991	PEN	6,540	—	3,501
BAC	09/2018	USD	25,248	PHP	1,359,000	—	326,428
BAC	09/2018	USD	6,249	SEK	55,710	—	114,067
BAC	09/2018	USD	404	TRY	1,970	12,707	—
BAC	09/2018	USD	2,749	ZAR	36,790	—	27,465
BNP	09/2018	USD	1,541	RON	6,215	—	27,443
BOA	08/2018	BRL	31,680	USD	8,437	3,597	—
BOA	09/2018	COP	49,435,000	USD	16,771	321,150	31,256
BOA	09/2018	CZK	26,900	USD	1,243	—	9,947
BOA	08/2018	EUR	90	USD	106	—	56
BOA	09/2018	HUF	8,000	USD	29	224	—
BOA	08/2018	IDR	53,991,000	USD	3,737	6,809	—
BOA	09/2018	INR	11,200	USD	164	—	1,104
BOA	08/2018	JPY	153,000	USD	1,369	407	—
BOA	09/2018	NOK	159,990	USD	19,765	—	106,749
BOA	09/2018	PHP	55,800	USD	1,041	9,137	—
BOA	09/2018	PLN	59,390	USD	16,252	11,950	—
BOA	09/2018	SEK	148,820	USD	16,876	122,662	—

21 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
BOA	09/2018	SGD	21,520	USD	15,810	$15,090	$—
BOA	09/2018	THB	4,500	USD	136	124	847
BOA	09/2018	TRY	53,790	USD	11,348	—	691,835
BOA	09/2018	USD	916	ARS	26,980	—	14,386
BOA	08/2018	USD	8,415	BRL	31,680	—	25,112
BOA	09/2018	USD	270	CLP	172,800	—	1,081
BOA	08/2018	USD	1,684	EUR	1,375	72,940	—
BOA	09/2018	USD	1,427	HUF	399,000	—	32,360
BOA	08/2018	USD	14,153	JPY	1,561,000	178,362	—
BOA	09/2018	USD	21,122	KRW	23,393,000	89,801	—
BOA	09/2018	USD	48	MXN	1,000	—	5,584
BOA	09/2018	USD	54	PLN	200	—	930
BOA	09/2018	USD	11,976	SGD	16,230	41,409	—
BOA	09/2018	USD	105	THB	3,500	—	10
BOA	09/2018	USD	16,342	TWD	491,000	222,741	—
BOA	09/2018	USD	839	ZAR	11,630	—	38,212
BOA	09/2018	ZAR	109,910	USD	8,097	188,973	—
CITNA-B	09/2018	CLP	1,115,000	USD	1,710	39,899	—
CITNA-B	09/2018	COP	8,926,000	USD	3,026	54,621	—
CITNA-B	08/2018	GHS	3,710	USD	794	—	23,838
CITNA-B	09/2018	HUF	151,100	USD	557	97	4,574
CITNA-B	09/2018	MXN	22,600	USD	1,082	120,650	—
CITNA-B	09/2018	PLN	50	USD	14	75	—
CITNA-B	08/2018 - 09/2018	THB	138,600	USD	4,298	—	128,661
CITNA-B	09/2018	TRY	42,770	USD	8,653	—	178,270
CITNA-B	04/2019	USD	340	BRL	1,220	23,116	—
CITNA-B	09/2018	USD	34,263	CLP	22,220,200	20,120	622,330
CITNA-B	09/2018	USD	9	CZK	200	—	83
CITNA-B	09/2018	USD	3,377	DKK	21,515	—	13,937
CITNA-B	08/2018 - 09/2018	USD	119,913	EUR	102,565	108	529,783
CITNA-B	09/2018	USD	4,416	HUF	1,233,000	—	96,034
CITNA-B	09/2018	USD	12,386	ILS	44,590	196,785	—
CITNA-B	09/2018	USD	70	MXN	1,300	369	—
CITNA-B	09/2018	USD	21,647	PLN	80,540	333	409,163
CITNA-B	09/2018	USD	7,578	TRY	37,190	206,888	—
CITNA-B	09/2018	ZAR	106,360	USD	8,000	18,198	—
DEU	08/2018	EUR	22,000	USD	25,836	—	55,179
DEU	09/2018	PEN	4,300	USD	1,302	9,569	—
DEU	09/2018	USD	8,030	CAD	10,665	—	176,445
DEU	09/2018	USD	299	PEN	980	182	—
DEU	09/2018	USD	467	THB	15,000	15,981	—
GSCO-OT	09/2018	AUD	2,340	USD	1,728	10,537	—
GSCO-OT	08/2018	BRL	3,210	USD	851	4,324	—
GSCO-OT	09/2018	COP	561,000	USD	194	531	472
GSCO-OT	09/2018	INR	4,600	USD	66	604	—
GSCO-OT	08/2018	KRW	2,054,000	USD	1,842	—	3,137
GSCO-OT	09/2018	MXN	16,300	USD	807	60,259	—
GSCO-OT	09/2018	PLN	300	USD	80	2,521	—

22 OPPENHEIMER GLOBAL ALLOCATION FUND

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
GSCO-OT	09/2018	RUB	846,500	USD	13,173	$298,794	$—
GSCO-OT	08/2018	USD	834	BRL	3,210	296	21,677
GSCO-OT	09/2018	USD	1,656	COP	4,774,000	11,284	3,175
GSCO-OT	09/2018	USD	54	HUF	15,000	—	900
GSCO-OT	09/2018	USD	21,274	NZD	30,925	196,331	—
GSCO-OT	09/2018	USD	62	RON	245	—	186
GSCO-OT	06/2019	USD	2,358	RUB	152,470	—	9,101
GSCO-OT	09/2018	USD	8,232	SEK	72,090	—	2,348
GSCO-OT	09/2018	USD	8,767	ZAR	121,720	—	410,527
HSBC	09/2018	CHF	5,455	USD	5,538	—	1,661
HSBC	09/2018	GBP	12,730	USD	16,811	—	62,171
HSBC	09/2018	HKD	52,150	USD	6,656	—	3,591
HSBC	09/2018	THB	71,000	USD	2,147	—	10,155
HSBC	09/2018	USD	14,290	KRW	15,875,000	17,199	—
HSBC	09/2018	USD	5,611	MXN	115,800	—	544,261
HSBC	09/2018	USD	3,015	NZD	4,460	—	24,527
JPM	09/2018	AUD	39,807	USD	29,388	192,827	—
JPM	08/2018 - 09/2018	BRL	41,930	USD	11,237	41,733	111,053
JPM	09/2018	CHF	2,195	USD	2,232	—	4,786
JPM	08/2018	EUR	21,340	USD	25,059	—	53,744
JPM	08/2018	GHS	120	USD	26	—	863
JPM	09/2018	HUF	2,000	USD	7	—	77
JPM	09/2018	IDR	69,616,000	USD	4,803	—	55
JPM	08/2018 - 09/2018	JPY	14,171,000	USD	127,194	688,014	818,934
JPM	08/2018	NGN	147,000	USD	396	9,387	—
JPM	09/2018	PEN	40	USD	12	—	9
JPM	09/2018	PHP	1,500	USD	28	337	—
JPM	09/2018	PLN	60,330	USD	16,347	174,586	—
JPM	09/2018	RON	150	USD	38	33	—
JPM	09/2018	RUB	208,000	USD	3,284	26,717	—
JPM	09/2018	THB	293,000	USD	8,917	—	98,638
JPM	09/2018	TWD	832,000	USD	27,562	—	248,085
JPM	10/2018	UAH	12,600	USD	429	22,153	—
JPM	08/2018 - 12/2018	USD	19,388	BRL	72,520	115,781	5,936
JPM	08/2018 - 09/2018	USD	19,760	CAD	25,880	9,338	157,563
JPM	09/2018	USD	36	CLP	23,000	—	262
JPM	09/2018	USD	0[1]	COP	1,000	1	—
JPM	08/2018	USD	123,693	EUR	106,180	102,380	835,654
JPM	08/2018 - 09/2018	USD	49,643	GBP	37,286	628,377	—
JPM	09/2018	USD	9,685	HKD	75,910	921	—
JPM	09/2018	USD	2,120	ILS	7,700	14,991	—
JPM	09/2018	USD	12,165	INR	835,900	45,751	27
JPM	08/2018	USD	88,018	JPY	9,498,000	2,913,518	—
JPM	09/2018	USD	1,381	MXN	28,700	—	146,760
JPM	08/2018	USD	384	NGN	147,000	—	21,300
JPM	09/2018	USD	1,546	PEN	5,080	—	2,640
JPM	09/2018	USD	11,171	PHP	600,000	—	120,250
JPM	09/2018	USD	123	PLN	450	—	557

23 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Forward Currency Exchange Contracts (Continued)
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation
JPM	09/2018	USD	7,268	RUB	457,000	$—	$9,643
JPM	09/2018	USD	110	ZAR	1,510	—	3,783
JPM	09/2018	ZAR	196,070	USD	14,270	511,367	—
TDB	08/2018	EUR	485	USD	605	—	36,879
TDB	09/2018	USD	12,582	CAD	16,600	—	191,148
Total Unrealized Appreciation and Depreciation						$9,411,542	$7,906,464

1. Currency purchased is less than 500.

Futures Contracts as of July 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)	Value	Unrealized Appreciation/ (Depreciation)
Canadian Bonds, 10 yr.	Buy	9/19/18	119	CAD 12,514	$12,328,577	$(184,971)
Euro-BUND	Buy	9/6/18	267	EUR 50,426	50,447,933	22,216
Japanese Bonds, 10 yr.	Buy	9/12/18	84	JPY 113,355	113,204,490	(150,470)
Long Gilt	Buy	9/26/18	169	GBP 27,277	27,212,993	(64,219)
MSCI Emerging Market Index	Sell	9/21/18	842	USD 47,055	46,154,230	901,105
Nikkei 225 Index	Sell	9/13/18	122	JPY 24,403	24,549,479	(146,343)
Russell 2000 Mini Index	Buy	9/21/18	603	USD 50,541	50,422,860	(118,532)
S&P 500 E-Mini Index	Buy	9/21/18	12	USD 1,690	1,690,200	562
S&P 500 E-Mini Index	Sell	9/21/18	512	USD 71,107	72,115,200	(1,008,381)
S&P/TSX 60 Index	Buy	9/20/18	68	CAD 9,985	10,236,199	251,346
SPI 200 Index	Buy	9/20/18	151	AUD 16,974	17,439,227	465,300
Stoxx Europe 600 Index	Sell	9/21/18	3,131	EUR 70,532	71,522,222	(990,218)
United States Treasury Nts., 10 yr.	Buy	9/19/18	2	USD 241	238,844	(1,734)
United States Treasury Nts., 5 yr.	Buy	9/28/18	1,204	USD 136,916	136,202,500	(713,582)
United States Ultra Bonds	Buy	9/19/18	104	USD 16,447	16,318,250	(128,411)
						$(1,866,332)

Exchange-Traded Options Written at July 31, 2018
Description	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
	USD
S&P 500 Index Put	2,700.000	8/17/18	USD (0)[1]	USD 46,750	$137,276	$(73,040)
	USD
S&P 500 Index Call	2,810.000	8/17/18	USD (0)[1]	USD 20,277	183,381	(208,800)

24 OPPENHEIMER GLOBAL ALLOCATION FUND

Exchange-Traded Options Written (Continued)
Description	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
	USD
S&P 500 Index Put	2,360.000	8/17/18	USD (0)[1]	USD 58,297	$25,246	$(13,455)
	USD
S&P 500 Index Call	2,865.000	8/17/18	USD (0)[1]	USD 39,428	66,775	(56,700)
	USD
S&P 500 Index Call	3,030.000	8/17/18	USD (0)[1]	USD 35,485	1,759	(1,260)
	USD
S&P 500 Index Call	2,920.000	8/17/18	USD (0)[1]	USD 38,020	10,660	(7,830)
	USD
S&P 500 Index Call	2,975.000	8/17/18	USD (0)[1]	USD 36,612	3,115	(2,600)
	USD
S&P 500 Index Put	2,305.000	8/17/18	USD (0)[1]	USD 61,677	23,425	(10,950)
	USD
S&P 500 Index Put	2,640.000	8/17/18	USD (0)[1]	USD 48,722	85,109	(43,250)
	USD
S&P 500 Index Put	2,810.000	8/17/18	USD (0)[1]	USD 20,841	211,415	(148,000)
	USD
S&P 500 Index Put	2,585.000	8/17/18	USD (0)[1]	USD 48,440	59,678	(29,240)
	USD
S&P 500 Index Put	2,415.000	8/17/18	USD (0)[1]	USD 58,016	32,334	(15,965)
	USD
S&P 500 Index Put	2,475.000	8/17/18	USD (0)[1]	USD 55,481	38,802	(20,685)
	USD
S&P 500 Index Put	2,530.000	8/17/18	USD (0)[1]	USD 50,693	46,973	(23,400)
	USD
S&P 500 Index Put	2,755.000	8/17/18	USD (0)[1]	USD 42,808	218,418	(141,360)
Total Exchange-Traded Options Written					$1,144,366	$(796,535)

1. Number of contracts are less than 500

Over-the-Counter Options Written at July 31, 2018
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		HUF		EUR

EUR Currency Call	GSCO-OT	323.970	9/4/18	(1,869)	EUR 210,000	$12,639	$(8,955)
		HUF		EUR

EUR Currency Put	GSCO-OT	310.150	9/4/18	(1,869)	EUR 210,000	4,364	(940)
		RUB		RUB

RUB Currency Put	GSCO-OT	70.000	6/12/19	(330,132)	RUB 10,147,121	150,404	(112,245)
		USD		USD

S&P 500 Index Put	BOA	2242.760	7/19/19	(1)	USD 1,895	25,779	(25,948)
		TRY		TRY

TRY Currency Call	CITNA-B	4.400	11/28/18	(24,850)	TRY 132,000	40,147	(8,225)
		ZAR		ZAR

ZAR Currency Call	JPM	11.413	5/27/19	(21,465)	ZAR 91,195	18,619	(5,216)

25 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Options Written (Continued)
Description	Counter -party	Exercise Price	Expiration Date	Number of Contracts (000’s)	Notional Amount (000’s)	Premiums Received	Value
		ZAR		ZAR

ZAR Currency Put	JPM	14.730	5/27/19	(27,705)	ZAR 117,695	$50,595	$(59,261)
Total Over-the-Counter Options Written						$302,547	$(220,790)

Centrally Cleared Credit Default Swaps at July 31, 2018
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)
CDX.HY.30	Buy	5.000%	6/20/23	USD 52,610	$3,543,623	$(3,985,292)	$(441,669)
CDX.IG.30	Buy	1.000	6/20/23	USD 52,610	924,124	(1,049,194)	(125,070)
Total Centrally Cleared Credit Default Swaps					$4,467,747	$(5,034,486)	$(566,739)

Centrally Cleared Interest Rate Swaps at July 31, 2018
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
BOA	Pay	BZDI	11.350%	1/4/27	BRL 7,925	$—	$4,342	$4,342
BOA	Receive	BZDI	8.240	1/2/20	BRL 23,400	—	(31,002)	(31,002)
		Three-Month ZAR
CITNA-B	Pay	JIBAR SAFEX	8.590	1/23/28	ZAR 24,790	—	(7,154)	(7,154)
CITNA-B	Receive	JIBA3M	7.250	7/10/20	ZAR 27,625	—	(879)	(879)
		MXN TIIE
CITNA-B	Pay	BANXICO	7.920	9/13/18	MXN 139,475	—	(2,424)	(2,424)
		Three-Month ZAR
GSCOI	Pay	JIBAR SAFEX	7.600	2/21/28	ZAR 7,325	—	(16,245)	(16,245)
		Six-Month PLN
GSCOI	Pay	WIBOR WIBO	2.580	2/6/23	PLN 13,850	—	41,794	41,794
JPM	Pay	BZDI	9.480	7/1/20	BRL 78,400	—	(45,171)	(45,171)
JPM	Pay	BZDI	10.500	7/1/20	BRL 58,285	—	26,664	26,664
		Three-Month ZAR
JPM	Pay	JIBAR SAFEX	7.930	1/9/28	ZAR 10,895	—	(6,050)	(6,050)
		MXN TIIE
JPM	Pay	BANXICO	8.260	1/16/19 MXN 220,000		—	(485)	(485)
		MXN TIIE
UBS	Pay	BANXICO	6.860	7/21/22	MXN 32,600	—	(66,296)	(66,296)
Total Centrally Cleared Interest Rate Swaps						$—	$(102,906)	$(102,906)

Over-the-Counter Interest Rate Swaps at July 31, 2018
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.350%	6/5/22	INR 247,500	$—	$(85,122)	$(85,122)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.250	9/29/22	INR 93,800	—	(41,006)	(41,006)

26 OPPENHEIMER GLOBAL ALLOCATION FUND

Over-the-Counter Interest Rate Swaps (Continued)
Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Maturity Date	Notional Amount (000’s)	Premiums Received / (Paid)	Value	Unrealized Appreciation/ (Depreciation)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Pay	Compound	6.290%	9/28/22	INR 199,500	$—	$(82,603)	$(82,603)
BOA	Pay	NSERO	6.700	3/8/20	INR 407,275	—	(21,818)	(21,818)
		Three-Month
		MYR KLIBOR
BOA	Pay	BNM	3.290	10/27/18	MYR 10,430	—	(2,592)	(2,592)
		Three-Month
		MYR KLIBOR
BOA	Pay	BNM	3.470	10/27/21	MYR 17,050	—	(39,997)	(39,997)
		Six-Month INR
		FBIL MIBOR OIS
BOA	Receive	Compound	6.705	3/8/23	INR 93,110	—	25,832	25,832
		Six-Month			CLP
CITNA-B	Pay	CLP-TNA	3.130	5/29/20	2,900,000	—	(6,821)	(6,821)
		Three-Month
		COP IBR OIS			COP
GSCOI	Pay	Compound	5.175	4/20/20	9,387,500	—	28,758	28,758
JPM	Pay	BZDI	10.130	7/1/19	BRL 35,205	—	89,181	89,181
		Three-Month
		COP IBR OIS			COP
JPM	Pay	Compound	5.700	3/8/19	14,175,000	—	56,119	56,119
Total Over-the-Counter Interest Rate Swaps						$—	$(80,069)	$(80,069)

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
HSBC	HSBC Bank USA NA
JPM	JPMorgan Chase Bank NA
TDB	Toronto Dominion Bank
UBS	UBS AG

Currency abbreviations indicate amounts reporting in currencies
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone

27 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Currency abbreviations indicate amounts reporting in currencies (Continued)
EGP	Egyptian Pounds
EUR	Euro
GBP	British Pound Sterling
GHS	Ghanaian Cedi
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	New Turkish Lira
TWD	New Taiwan Dollar
UAH	Ukraine Hryvnia
UYU	Uruguay Peso
ZAR	South African Rand

Definitions
BADLARPP	Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days
BANXICO	Banco de Mexico
BNM	Bank Negara Malaysia
BUND	German Federal Obligation
BZDI	Brazil Interbank Deposit Rate
CDX.HY.30	Markit CDX High Yield Index
CDX.IG.30	Markit CDX High Yield Index
FBIL	Financial Benchmarks India Private Ltd.
IBR	Indicador Bancario de Referencia
JIBA3M	South Africa Johannesburg Interbank Agreed Rate 3 Month
JIBAR SAFEX	South Africa Johannesburg Interbank Agreed Rate/Futures Exchange
KLIBOR	Kuala Lumpur Interbank Offered Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NSERO	India Rupee Floating Rate
OIS	Overnight Index Swap
S&P	Standard & Poor’s
TIIE	Interbank Equilibrium Interest Rate
TNA	Non-Deliverable CLP Camara

28 OPPENHEIMER GLOBAL ALLOCATION FUND

Definitions (Continued)
TSX 60	60 largest companies on the Toronto Stock Exchange
WIBOR WIBO	Poland Warsaw Interbank Offer Bid Rate

29 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Global Allocation Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Global Allocation Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and exchange traded funds related to gold or other special minerals (“Gold ETFs”). The Subsidiary may also invest in certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 6,101 shares with net assets of $36,921,677 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are

30 OPPENHEIMER GLOBAL ALLOCATION FUND

3. Securities Valuation (Continued)

not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are

31 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

32 OPPENHEIMER GLOBAL ALLOCATION FUND

3. Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$55,035,100	$78,908,383	$—	$133,943,483
Consumer Staples	25,291,814	39,621,116	—	64,912,930
Energy	66,713,621	21,805,687	—	88,519,308
Financials	64,444,126	60,478,413	—	124,922,539
Health Care	59,373,192	31,679,089	—	91,052,281
Industrials	32,856,966	84,254,641	—	117,111,607
Information Technology	102,251,358	98,321,936	—	200,573,294
Materials	15,300,661	25,254,549	348	40,555,558
Telecommunication Services	4,301,043	8,386,813	—	12,687,856
Utilities	5,397,382	—	—	5,397,382
Preferred Stocks	1,300,525	3,568,758	—	4,869,283
U.S. Government Obligations	—	55,618,716	—	55,618,716
Foreign Government Obligations	—	192,994,383	—	192,994,383
Non-Convertible Corporate Bond and Note	—	217,771	—	217,771
Over-the-Counter Options Purchased	—	213,048	—	213,048
Short-Term Notes	—	35,919,326	—	35,919,326
Investment Companies	260,418,098	165,899,118	—	426,317,216

Total Investments, at Value	692,683,886	903,141,747	348	1,595,825,981
Other Financial Instruments:
Swaps, at value	—	199,890	—	199,890
Centrally cleared swaps, at value	—	72,800	—	72,800
Futures contracts	1,640,529	—	—	1,640,529
Forward currency exchange contracts	—	9,411,542	—	9,411,542

Total Assets	$694,324,415	$912,825,979	$348	$1,607,150,742

Liabilities Table
Other Financial Instruments:
Swaps, at value	$—	$(279,959)	$—	$(279,959)

33 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Other Financial Instruments: (Continued)
Centrally cleared swaps, at value	$—	$(5,210,192)	$—	$(5,210,192)
Options written, at value	(796,535)	(220,790)	—	(1,017,325)
Futures contracts	(3,506,861)	—	—	(3,506,861)
Forward currency exchange contracts	—	(7,906,464)	—	(7,906,464)

Total Liabilities	$(4,303,396)	$(13,617,405)	$—	$(17,920,801)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 1 and Level 2. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 1*	Transfers out of Level 1**	Transfers into Level 2**	Transfers out of Level 2*

Assets Table
Investments, at Value:
Common Stocks
Consumer
Discretionary	$–	$(3,420,264)	$3,420,264	$–
Consumer
Staples	2,069,007	–	–	(2,069,007)
Financials	–	(1,915,088)	1,915,088	–
Health Care	–	(614,347)	614,347	–
Information
Technology	5,296,918	–	–	(5,296,918)
Materials	283,245	–	–	(283,245)

Total Assets	$7,649,170	$(5,949,699)	$5,949,699	$(7,649,170)

*Transfers from Level 2 to Level 1 are a result of the availability of quoted prices from an active market which were not available and have become available.

**Transfers from Level 1 to Level 2 are a result of a change in pricing methodology to the use of a valuation determined based on observable market information other than quoted prices from an active market due to a lack of available unadjusted quoted prices.

4. Investments and Risks

Risks of Foreign Investing. The Fund may invest in foreign securities which are subject to special risks. Securities traded in foreign markets may be less liquid and more volatile than those traded in U.S. markets. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult for the Fund to evaluate a foreign company’s operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar

34 OPPENHEIMER GLOBAL ALLOCATION FUND

4. Investments and Risks (Continued)

value of investments denominated in that foreign currency and in the value of any income or distributions the Fund may receive on those investments. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the United States or abroad, expropriation or nationalization of a company’s assets, or other political and economic factors. In addition, due to the inter-relationship of global economies and financial markets, changes in political and economic factors in one country or region could adversely affect conditions in another country or region. Investments in foreign securities may also expose the Fund to time-zone arbitrage risk. Foreign securities may trade on weekends or other days when the Fund does not price its shares. At times, the Fund may emphasize investments in a particular country or region and may be subject to greater risks from adverse events that occur in that country or region. Foreign securities and foreign currencies held in foreign banks and securities depositories may be subject to limited or no regulatory oversight.

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the 1940 Act, as amended, that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (“Master Loan”) and Oppenheimer Master Event-Linked Bond Fund, LLC (“Master

35 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

Event-Linked Bond”) (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Master Loan is to seek income. The investment objective of Master Event-Linked Bond is to seek total return. The Fund’s investments in the Master Funds are included in the Consolidated Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds. At period end, the Fund no longer owns Master Loan and owns 43.3% of Master Event-Linked Bond.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Sovereign Debt Risk. The Fund invests in sovereign debt securities, which are subject to

36 OPPENHEIMER GLOBAL ALLOCATION FUND

4. Investments and Risks (Continued)

certain special risks. These risks include, but are not limited to, the risk that a governmental entity may delay or refuse, or otherwise be unable, to pay interest or repay the principal on its sovereign debt. There may also be no legal process for collecting sovereign debt that a government does not pay or bankruptcy proceedings through which all or part of such sovereign debt may be collected. In addition, a restructuring or default of sovereign debt may also cause additional impacts to the financial markets, such as downgrades to credit ratings, reduced liquidity and increased volatility, among others.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities,

37 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio

38 OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $48,253,606 and $45,092,069, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $431,366,919 and $93,050,277 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

39 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $174,417 and $23,071 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could

40 OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

During the reporting period, the Fund had an ending monthly average market value of $253,657 and $475,113 on written call options and written put options, respectively. Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the

41 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

“reference asset”).

    The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

    The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

    If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

    The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

    For the reporting period, the Fund had ending monthly average notional amounts of $10,522,000 on credit default swaps to buy protection.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

    Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified floating interest rate while the other is typically a fixed interest rate.

    The Fund may enter into interest rate swaps in which it pays the fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Typically, if relative interest rates rise, floating payments under a swap agreement will be greater than the fixed payments.

    For the reporting period, the Fund had ending monthly average notional amounts of $127,818,724 and $167,695,782 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not

42 OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

At period end, the Fund had no purchased swaption contracts outstanding.

The Fund may write swaptions which give it the obligation, if exercised by the purchaser, to enter into an interest rate swap in which it pays a fixed or floating interest rate and receives a floating or fixed interest rate in order to increase or decrease exposure to interest rate risk. A written swaption paying a fixed rate becomes more valuable as the reference interest rate increases relative to the preset interest rate. A written swaption paying a floating rate becomes more valuable as the reference interest rate decreases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $4,576 and $8,440 on purchased and written swaptions, respectively.

At period end, the Fund had no written swaption contracts outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions

43 OPPENHEIMER GLOBAL ALLOCATION FUND

NOTES TO CONSOLIDATED

STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $4,547,135.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy

44 OPPENHEIMER GLOBAL ALLOCATION FUND

6. Use of Derivatives (Continued)

and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

45 OPPENHEIMER GLOBAL ALLOCATION FUND

CONSOLIDATED STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—58.5%
Consumer Discretionary—2.1%
Household Durables—0.4%
Everyware Global, Inc.[1]	8,735	$80,799
Mohawk Industries, Inc.[1]	24,590	4,631,772
		4,712,571

Media—1.1%
DISH Network Corp., Cl. A1	193,705	6,113,330
Live Nation Entertainment, Inc.[1]	144,060	7,099,277
		13,212,607

Specialty Retail—0.6%
Gymboree Corp. (The)[1,2]	4,118	52,504
Gymboree Holding Corp.[1,2]	11,737	149,647
Lowe’s Cos., Inc.	70,750	7,028,305
		7,230,456

Consumer Staples—3.7%
Beverages—1.0%
Coca-Cola Co. (The)	271,590	12,664,242

Tobacco—2.7%
Altria Group, Inc.[3]	190,461	11,176,251
Philip Morris International, Inc.[3]	245,120	21,153,856
		32,330,107

Energy—5.2%
Energy Equipment & Services—0.7%
Halliburton Co.	70,542	2,992,392
Ocean Rig UDW, Inc., Cl. A1	16,122	452,061
Schlumberger Ltd.	78,570	5,305,046
		8,749,499

Oil, Gas & Consumable Fuels—4.5%
Arch Coal, Inc., Cl. A	436	36,881
Ascent Resources-Marcellus LLC, Cl. A1	30,363	100,957
Canadian Natural Resources Ltd.	112,932	4,149,709
Chevron Corp.	56,401	7,121,754
ConocoPhillips	104,664	7,553,601
EOG Resources, Inc.	28,203	3,636,495
Noble Energy, Inc.[3]	129,461	4,672,247
Occidental Petroleum Corp.	102,432	8,597,118
Sabine Oil[1]	113	5,763
Templar Energy, Cl. A1,4	9,620	10,101
TOTAL SA, Sponsored ADR	152,440	9,946,710
Valero Energy Corp.	70,096	8,295,862
		54,127,198

1 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Financials—10.2%
Capital Markets—2.1%
Aretec Group, Inc.[1]	3,448	$331,008
Goldman Sachs Group, Inc. (The)	54,650	12,975,550
Raymond James Financial, Inc.	54,830	5,021,880
State Street Corp.	77,840	6,874,050
		25,202,488

Commercial Banks—2.7%
M&T Bank Corp.[3]	158,800	27,527,980
PNC Financial Services Group, Inc. (The)	34,800	5,040,084
		32,568,064

Consumer Finance—0.0%
J.G. Wentworth Co., Cl. A1	22,344	195,510

Insurance—3.3%
Allstate Corp. (The)	59,990	5,706,248
Chubb Ltd.	217,200	30,347,184
Travelers Cos., Inc. (The)	25,920	3,373,229
		39,426,661

Real Estate Investment Trusts (REITs)—1.8%
Blackstone Mortgage Trust, Inc., Cl. A	436,400	14,462,296
Starwood Property Trust, Inc.	289,780	6,618,575
VICI Properties, Inc.	2,808	57,143
		21,138,014

Thrifts & Mortgage Finance—0.3%
WSFS Financial Corp.	66,440	3,767,148

Health Care—11.7%
Biotechnology—0.9%
Shire plc, ADR	60,690	10,354,321

Health Care Equipment & Supplies—1.4%
Abbott Laboratories	83,750	5,488,975
Medtronic plc	127,978	11,547,455
New Millennium Holdco, Inc.[1,4]	7,733	77
		17,036,507

Health Care Providers & Services—4.7%
AMN Healthcare Services, Inc.[1]	56,690	3,429,745
Cigna Corp.	56,960	10,219,763
Envision Healthcare Corp.[1]	89,710	3,970,565
HCA Healthcare, Inc.	74,600	9,267,558
Millennium Corporate Claim Litigation Trust[1,4]	441	4
Millennium Lender Claim Litigation Trust[1,4]	882	9
Premier, Inc., Cl. A1	197,590	7,389,866

2 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Shares	Value
Health Care Providers & Services (Continued)
UnitedHealth Group, Inc.[3]	87,400	$22,131,428
		56,408,938

Pharmaceuticals—4.7%
Allergan plc	30,620	5,636,836
Johnson & Johnson	59,200	7,845,184
Merck & Co., Inc.[3]	238,420	15,704,726
Mylan NV1	194,720	7,265,003
Novartis AG, Sponsored ADR	114,060	9,569,634
Roche Holding AG	42,969	10,544,903
		56,566,286

Industrials—9.4%
Aerospace & Defense—5.4%
L3 Technologies, Inc.	43,670	9,364,595
Lockheed Martin Corp.[3]	68,760	22,422,636
Northrop Grumman Corp.	55,710	16,740,298
Raytheon Co.	84,330	16,699,870
		65,227,399

Air Freight & Couriers—0.3%
FedEx Corp.	16,050	3,946,213

Commercial Services & Supplies—0.9%
Republic Services, Inc., Cl. A	149,390	10,827,787

Construction & Engineering—0.3%
Granite Construction, Inc.	61,870	3,337,886

Industrial Conglomerates—1.8%
General Electric Co.[3]	654,820	8,925,197
Honeywell International, Inc.	78,910	12,597,981
		21,523,178

Machinery—0.7%
Stanley Black & Decker, Inc.	51,140	7,643,896

Transportation Infrastructure—0.0%
Harvey Gulf International Marine LLC[1]	731	33,992

Information Technology—8.1%
Communications Equipment—2.0%
Cisco Systems, Inc.[3]	404,290	17,097,424
CommScope Holding Co., Inc.[1]	222,520	7,145,117
		24,242,541

Internet Software & Services—2.0%
Alphabet, Inc., Cl. A1,3	19,630	24,090,328

3 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Semiconductors & Semiconductor Equipment—2.0%
QUALCOMM, Inc.	80,280	$5,145,145
Xilinx, Inc.[3]	266,620	19,215,304
		24,360,449

Software—0.0%
Avaya Holdings Corp.[1]	26,579	546,996

Technology Hardware, Storage & Peripherals—2.1%
Apple, Inc.[3]	129,716	24,683,658

Materials—3.4%
Chemicals—1.2%
Celanese Corp., Cl. A	125,520	14,825,167

Containers & Packaging—1.9%
Packaging Corp. of America	78,160	8,824,264
Sonoco Products Co.	240,990	13,452,062
		22,276,326

Metals & Mining—0.3%
Steel Dynamics, Inc.	72,990	3,437,099

Telecommunication Services—2.3%
Diversified Telecommunication Services—2.3%
AT&T, Inc.	227,640	7,277,651
BCE, Inc.	290,890	12,342,463
Verizon Communications, Inc.	163,610	8,448,820
		28,068,934

Utilities—2.4%
Electric Utilities—1.8%
American Electric Power Co., Inc.	173,010	12,307,931
Edison International	77,890	5,189,811
PG&E Corp.	84,660	3,647,153
		21,144,895

Multi-Utilities—0.6%
CMS Energy Corp.	163,000	7,879,420
Total Common Stocks (Cost $543,258,245)		703,786,781

Preferred Stocks—1.1%
M&T Bank Corp., 6.375% Cum., Series A, Non-Vtg.	5,167	5,188,443
M&T Bank Corp., 6.375% Cum., Series C, Non-Vtg.	7,500	7,575,000
Total Preferred Stocks (Cost $12,684,599)		12,763,443

	Units
Rights, Warrants and Certificates—0.0%
Ascent Resources - Marcellus LLC Wts., Strike Price $1, Exp. 12/31/49[1]	7,861	236
Sabine Oil Tranche 1 Wts., Strike Price $4.49, Exp. 8/11/26[1]	361	2,346

4 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Units	Value
Rights, Warrants and Certificates (Continued)
Sabine Oil Tranche 2 Wts., Strike Price $2.72, Exp. 8/11/26[1]	64	$352
Total Rights, Warrants and Certificates (Cost $49,071)		2,934

	Principal Amount
Asset-Backed Securities—4.2%
Accredited Mortgage Loan Trust, Series 2005-3, Cl. M3, 3.05% [US0001M+48], 9/25/35[5]	$3,398,720	3,292,130
GSAMP Trust:
Series 2005-HE4, Cl. M3, 2.844% [US0001M+78], 7/25/45[5]	3,300,000	3,288,169
Series 2005-HE5, Cl. M3, 2.524% [US0001M+46], 11/25/35[5]	8,121,777	7,862,860
Series 2007-HS1, Cl. M4, 4.314% [US0001M+225], 2/25/47[5]	6,600,000	6,719,836
JP Morgan Mortgage Acquisition Corp., Series 2005-OPT2, Cl. M2, 2.514% [US0001M+45], 12/25/35[5]	1,836,000	1,832,302
New Century Home Equity Loan Trust, Series 2005-2, Cl. M3, 2.799% [US0001M+73.5], 6/25/35[5]	5,500,000	5,518,645
RASC Series Trust:
Series 2005-KS8, Cl. M5, 2.704% [US0001M+64], 8/25/35[5]	2,993,634	2,953,755
Series 2006-KS2, Cl. M2, 2.454% [US0001M+39], 3/25/36[5]	14,625,000	14,290,595
Raspro Trust, Series 2005-1A, Cl. G, 2.725% [LIBOR03M+40], 3/23/24[5,6]	4,836,089	4,862,285
Total Asset-Backed Securities (Cost $44,668,229)		50,620,577

Mortgage-Backed Obligations—4.6%
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Cl. M1, 2.709% [US0001M+64.5], 4/25/34[5]	3,558,338	3,500,724
Asset-Backed Funding Certificates Trust, Series 2005-HE2, Cl. M3, 2.844% [US0001M+78], 6/25/35[5]	3,782,232	3,813,521
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Cl. M3, 3.009% [US0001M+94.5], 10/25/34[5]	1,250,000	1,259,228
First NLC Trust, Series 2005-4, Cl. A4, 2.454% [US0001M+39], 2/25/36[5]	9,687,312	9,674,563
Home Equity Asset Trust, Series 2005-5, Cl. M2, 2.829% [US0001M+76.5], 11/25/35[5]	1,155,050	1,160,929
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-B, Cl. M3, 2.799% [US0001M+73.5], 8/25/35[5]	1,298,061	1,299,243
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Cl. 2A2, 3.801%, 4/21/34[7]	232,639	238,900
Park Place Securities, Inc., Series 2005-WCW3, Cl. M1, 2.544% [US0001M+48], 8/25/35[5]	3,529,857	3,542,089
RAMP Trust:
Series 2005-RS2, Cl. M4, 2.784% [US0001M+72], 2/25/35[5]	4,469,000	4,474,635
Series 2005-RS6, Cl. M2, 2.829% [US0001M+76.5], 6/25/35[5]	98,773	99,036
Series 2006-EFC1, Cl. M2, 2.464% [US0001M+40], 2/25/36[5]	5,490,000	5,456,597
Series 2006-NC3, Cl. A3, 2.334% [US0001M+27], 3/25/36[5]	16,698,000	16,529,515
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2007-GEL2, Cl. A2, 2.384% [US0001M+32], 5/25/37[5,6]	4,149,117	4,130,587
Total Mortgage-Backed Obligations (Cost $42,576,932)		55,179,567

Non-Convertible Corporate Bonds and Notes—6.5%
American Express Co.:
2.20% Sr. Unsec. Nts., 10/30/20	500,000	489,117
2.669% [US0003M+33] Sr. Unsec. Nts., 10/30/20[5]	500,000	500,431

5 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Non-Convertible Corporate Bonds and Notes (Continued)
American Honda Finance Corp., 2.505% [US0003M+15] Sr. Unsec. Nts., 11/13/19[5]	$200,000	$200,324
Bank of America Corp., 6.25% [US0003M+370.5] Jr. Sub. Perpetual Bonds[5,8]	12,055,000	12,567,337
Bank of Montreal:
2.10% Sr. Unsec. Nts., 12/12/19	1,200,000	1,186,357
2.926% [US0003M+60] Sr. Unsec. Nts., 12/12/19[5]	800,000	804,373
Berry Global, Inc., 4.50% Sec. Nts., 2/15/26[6]	25,000	23,562
Citigroup, Inc., 5.875% [US0003M+405.9] Jr. Sub. Perpetual Bonds[5,8]	17,766,000	18,249,946
Daimler Finance North America LLC, 2.913% [US0003M+55] Sr. Unsec. Nts., 5/4/21[5,6]	1,100,000	1,104,023
Goldman Sachs Capital II, 4.00% [US0003M+76.75] Jr. Sub. Perpetual Bonds[5,8]	54,000	45,630
Goldman Sachs Group, Inc. (The):
5.375% [US0003M+392.2] Jr. Sub. Perpetual Bonds[5,8]	8,756,000	8,942,065
5.70% [US0003M+388.4] Jr. Sub. Perpetual Bonds, Series L5,8	5,678,000	5,756,073
JPMorgan Chase & Co., 6.10% [US0003M+333] Jr. Sub. Perpetual Bonds[5,8]	5,207,000	5,368,834
Lukoil International Finance BV, 6.125% Sr. Unsec. Nts., 11/9/20[6]	12,005,000	12,586,342
Resolute Energy Corp., 8.50% Sr. Unsec. Nts., 5/1/20	6,000,000	6,015,000
Skandinaviska Enskilda Banken AB, 2.903% [US0003M+57] Sr. Unsec. Nts., 9/13/19[5,6]	1,300,000	1,306,121
Societe Generale SA, 3.417% [US0003M+108] Sr. Unsec. Nts., 10/1/18[5]	1,000,000	1,001,991
Tesla, Inc., 5.30% Sr. Unsec. Nts., 8/15/25[6]	375,000	330,469
Toronto-Dominion Bank (The), 2.753% [US0003M+42] Sr. Unsec. Nts., 1/18/19[5]	1,200,000	1,202,159
United States Steel Corp., 6.25% Sr. Unsec. Nts., 3/15/26	235,000	235,588
Total Non-Convertible Corporate Bonds and Notes (Cost $77,788,345)		77,915,742

Corporate Loans—12.1%
Consumer Discretionary—4.5%
Auto Components—0.0%
Tower Automotive Holdings USA LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.875%, [LIBOR12+275], 3/7/24[5]	113,652	114,149

Automobiles—0.1%
Federal-Mogul Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.82%-5.83%, [LIBOR12+375], 4/15/21[5]	837,756	841,027
		841,027

Distributors—0.2%
Albertson’s LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 4.73%, [LIBOR12+275], 8/25/21[5]	193,434	192,950
Tranche B6, 5.319%, [LIBOR4+300], 6/22/23[5]	124,138	123,556
Alphabet Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR4+350], 9/26/24[5]	263,411	247,771
Ascena Retail Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.625%, [LIBOR12+450], 8/21/22[5]	125,389	115,123
Bass Pro Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.077%, [LIBOR12+500], 9/25/24[5,9]	362,238	365,634

6 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Distributors (Continued)
Belk, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.088%, [LIBOR4+475], 12/12/22[5,9]	$85,000	$67,332
Harbor Freight Tools USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%, [LIBOR12+250], 8/18/23[5]	69,630	69,483
JC Penney Corp., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.569%, [LIBOR4+425], 6/23/23[5]	91,860	89,009
Jo-Ann Stores LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.509%, [LIBOR4+500], 10/20/23[5,9]	34,910	35,041
Michaels Stores, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.572%-4.594%, [LIBOR12+250], 1/30/23[5]	162,530	162,657
Party City Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.83%, [LIBOR4+275], 8/19/22[5]	122,274	122,486
Petco Animal Supplies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.609%, [LIBOR4+300], 1/26/23[5]	269,229	194,350
PetSmart, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.10%, [LIBOR12+300], 3/11/22[5]	532,287	443,677
SUPERVALU, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%, [LIBOR12+350], 6/8/24[5]	137,107	137,638
		2,366,707

Diversified Consumer Services—0.1%
4L Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.148%-6.577%, [LIBOR12+450], 5/8/20[5]	334,205	317,912
IQOR US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.337%, [LIBOR4+500], 4/1/21[5,9]	311,103	309,548
IQOR US, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.087%, [LIBOR4+875], 4/1/22[5]	44,964	43,076
		670,536

Hotels, Restaurants & Leisure—1.2%
24 Hour Fitness Worldwide, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.572%, [LIBOR12+350], 5/30/25[5]	180,000	180,825
Boyd Gaming Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.45%, [LIBOR52+250], 9/15/23[5]	154,967	156,046
Caesars Growth Properties Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%, [LIBOR4+275], 12/23/24[5]	1,422,850	1,430,299
CDS US Intermediate Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 0.00%, [LIBOR4+375], 7/8/22[5,9]	94,761	94,145
CEOC LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 4.077%, [LIBOR12+200], 10/7/24[5]	245,882	245,882
Churchill Downs, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.10%, [LIBOR12+200], 12/27/24[5]	89,550	89,755
CityCenter Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.327%, [LIBOR12+225], 4/18/24[5]	307,985	308,775
Delta 2 Lux Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.577%, [LIBOR12+250], 2/1/24[5]	432,140	430,250
Eldorado Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.375%, [LIBOR4+225], 4/17/24[5]	285,504	286,040
Everi Payments, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.077%, [LIBOR12+300], 5/9/24[5]	267,749	269,046

7 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure (Continued)
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.291%-5.753%, [LIBOR4+325], 4/18/25[5]	$35,000	$35,284
Fitness & Sports Clubs LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.581%, [LIBOR4+325], 4/18/25[5,9]	20,000	20,163
Four Seasons Hotels Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.077%, [LIBOR12+200], 11/30/23[5]	78,800	78,906
Gateway Casinos & Entertainment Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.473%, [LIBOR4+300], 12/1/23[5]	55,000	55,275
GVC Holdings plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.48%, [LIBOR4+275], 3/29/24[5]	174,563	175,135
Hilton Worldwide Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 3.814%, [LIBOR12+175], 10/25/23[5]	8,362,674	8,400,683
Penn National Gaming, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.577%, [LIBOR12+250], 1/19/24[5]	30,875	31,049
Scientific Games International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%-4.921%, [LIBOR6+275], 8/14/24[5]	497,628	498,561
Stars Group Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.831%, [LIBOR4+350], 7/10/25[5,9]	700,000	707,255
Station Casinos LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%, [LIBOR12+250], 6/8/23[5]	519,597	521,618
Town Sports International LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%, [LIBOR12+350], 11/15/20[5]	138,944	138,422
VICI Properties 1 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.081%, [LIBOR12+350], 12/20/24[5]	24,889	24,950
Weight Watchers International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.85%-7.09%, [LIBOR12+475], 11/29/24[5]	670,528	679,855
Wyndham Hotels & Resorts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.842%, [LIBOR4+200], 5/30/25[5]	85,000	85,305
		14,943,524

Household Durables—1.0%
ABG Intermediate Holdings 2 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR4+350], 9/27/24[5]	99,837	100,133
American Greetings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.594%, [LIBOR12+450], 4/6/24[5]	135,000	135,844
Axalta Coating Systems US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.084%, [LIBOR4+175], 6/1/24[5]	9,688,730	9,699,823
Coty, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.347%, [LIBOR4+225], 4/7/25[5]	325,000	317,790
HLF Financing Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.577%, [LIBOR12+550], 2/15/23[5]	181,250	182,428
International Textile Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.092%, [LIBOR4+500], 5/1/24[5]	115,000	115,935
Lifetime Brands, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.577%, [LIBOR12+350], 2/28/25[5]	27,148	27,182
Tranche B, 5.577%, [LIBOR12+350], 3/13/25[5]	22,727	22,756
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.482%, [LIBOR12+350], 9/7/23[5,9]	10,000	7,398
Revlon Consumer Products Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%, [LIBOR12+350], 9/7/23[5]	417,863	309,125

8 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Household Durables (Continued)
Rodan & Fields LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.072%, [LIBOR12+400], 6/6/25[5]	$235,000	$236,983
Serta Simmons Bedding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.587%-5.592%, [LIBOR4+350], 11/8/23[5]	751,867	632,629
SIWF Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.322%, [LIBOR12+425], 6/15/25[5]	140,000	140,787
Varsity Brands Holdings Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.815%, [LIBOR12+350], 12/16/24[5,9]	29,925	29,970
		11,958,783

Media—1.4%
Acosta, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.327%, [LIBOR4+325], 9/26/21[5]	230,665	180,748
Advantage Sales & Marketing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.327%, [LIBOR4+325], 7/23/21[5]	59,690	56,594
Altice Financing SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.822%, [LIBOR4+275], 7/15/25[5]	247,074	240,898
Tranche B, 4.822%, [LIBOR4+275], 1/31/26[5]	9,950	9,695
Tranche B13, 6.083%, [LIBOR4+400], 1/31/26[5,9]	270,000	264,578
Altice US Finance I Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.327%, [LIBOR12+225], 7/28/25[5]	258,098	257,373
Camelot Finance LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%, [LIBOR12+325], 10/3/23[5]	112,108	112,444
CBS Radio, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.831%, [LIBOR4+275], 11/18/24[5]	462,122	457,619
Checkout Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%, [LIBOR12+350], 4/9/21[5]	505,834	322,649
Clear Channel Communications, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 9.052%, [LIBOR4+675], 1/30/19[5,10]	2,846,691	2,221,615
Clear Channel Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 9.802%, [LIBOR4+750], 7/30/19[5,10]	57,055	44,376
Cogeco Communications USA II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.452%, [LIBOR12+237.5], 1/3/25[5]	155,000	155,161
CSC Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.322%, [LIBOR12+225], 7/17/25[5]	326,683	325,429
Tranche B, 4.572%, [LIBOR4+250], 1/25/26[5]	39,900	39,925
Deluxe Entertainment Services Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.859%, [LIBOR4+550], 2/28/20[5]	261,646	255,323
Endemol, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.058%, [LIBOR4+575], 8/13/21[5]	39	39
Getty Images, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.572%, [LIBOR4+350], 10/18/19[5]	144,798	142,219
Gray Television, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.34%, [LIBOR12+250], 2/7/24[5]	172,713	172,907
Harland Clarke Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B7, 7.084%, [LIBOR4+475], 11/3/23[5]	279,554	269,490
Intelsat Jackson Holdings SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B3, 5.827%, [LIBOR4+375], 11/27/23[5]	325,000	326,372
Tranche B4, 6.577%, [LIBOR4+450], 1/2/24[5]	60,000	63,075

9 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Media (Continued)
ION Media Networks, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.83%, [LIBOR6+275], 12/18/20[5]	$721,165	$723,418
Liberty Cablevision of Puerto Rico LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.839%, [LIBOR4+350], 1/7/22[5]	380,000	372,875
Lions Gate Capital Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.314%, [LIBOR4+225], 3/24/25[5]	249,375	250,466
MacDonald Dettwiler & Associates Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.854%, [LIBOR4+250], 10/4/24[5]	293,749	293,886
MediArena Acquisition BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.087%, [LIBOR4+575], 8/13/21[5]	337,116	339,349
Meredith Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%, [LIBOR6+300], 1/31/25[5]	169,575	170,329
Metro-Goldwyn-Mayer, Inc., Sr. Sec. Credit Facilities 2st Lien Term Loan, Tranche B, 0.00%, [LIBOR4+450], 6/28/26[5,9]	120,000	120,000
Mission Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.592%, [LIBOR12+250], 1/17/24[5]	104,618	104,847
Monarchy Enterprises Holdings BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.602%, [LIBOR4+650], 10/13/22[4,5]	700,000	696,500
NEP/NCP Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.552%, [LIBOR12+325], 7/21/22[5,9]	327,014	327,014
Nexstar Broadcasting, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.592%, [LIBOR12+250], 1/17/24[5]	784,769	786,484
Radiate Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR12+300], 2/1/24[5]	613,270	608,480
Red Ventures LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.077%, [LIBOR4+400], 11/8/24[5,9]	274,120	277,067
Rovi Solutions Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.58%, [LIBOR12+250], 7/2/21[5]	138,915	139,291
Sable International Finance Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.344%, [LIBOR12+325], 2/2/26[5]	205,000	205,347
SFR Group SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.822%, [LIBOR4+275], 7/31/25[5]	148,796	142,360
Tranche B12, 5.072%, [LIBOR4+300], 1/31/26[5]	409,843	397,855
Sinclair Television Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 3.913%, [LIBOR12+225], 12/12/24[5,9]	465,000	464,826
Tranche B2, 4.33%, [LIBOR12+225], 1/3/24[5]	440,252	440,665
SpeedCast International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.001%, [LIBOR4+250], 5/3/25[5]	145,000	145,725
Technicolor SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.057%, [LIBOR4+275], 12/6/23[5]	158,299	151,703
Telenet Financing USD LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.322%, [LIBOR12+225], 8/15/26[5]	325,000	323,533
Tribune Media Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.077%, [LIBOR12+300], 1/26/24[5]	354,132	354,427
Unitymedia Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche D, 4.322%, [LIBOR4+225], 1/15/26[5]	200,000	199,666
Univision Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche C5, 4.827%, [LIBOR12+275], 3/15/24[5]	961,978	935,254
UPC Financing Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche AR, 4.572%, [LIBOR4+250], 1/15/26[5]	381,000	379,809

10 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Media (Continued)
Virgin Media Bristol LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche K, 4.572%, [LIBOR12+250], 1/15/26[5]	$490,000	$489,988
WideOpenWest Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.329%, [LIBOR12+325], 8/18/23[5,9]	476,475	458,011
William Morris Endeavor Entertainment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.93%, [LIBOR6+275], 5/18/25[5]	114,257	113,996
WMG Acquisition Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.219%, [LIBOR12+212.5], 11/1/23[5]	178,623	178,165
Ziggo Secured Finance Partnership, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche E, 4.572%, [LIBOR12+250], 4/15/25[5]	545,000	542,310
		17,052,175

Multiline Retail—0.5%
Neiman Marcus Group Ltd. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%, [LIBOR12+325], 10/25/20[5]	6,784,711	6,010,101

Consumer Staples—0.2%
Beverages—0.2%
1011778 BC ULC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.327%-4.344%, [LIBOR12+225], 2/16/24[5]	530,844	531,176
Dole Food Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.383%-6.25%, [LIBOR4+275], 4/6/24[5]	297,748	297,667
Golden Nugget, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.828%-4.844%, [LIBOR12+275], 10/4/23[5]	637,183	639,881
Hearthside Group Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.064%, [LIBOR12+300], 5/17/25[5]	235,000	233,581
Hostess Brands LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.344%, [LIBOR12+225], 8/3/22[5]	179,336	179,608
IRB Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.255%-5.28%, [LIBOR12+325], 2/5/25[5]	114,713	115,573
JBS USA LUX SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.834%-4.835%, [LIBOR4+250], 10/30/22[5]	114,710	114,750
KFC Holding Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.829%, [LIBOR12+175], 4/3/25[5]	82,904	82,945
Mastronardi Produce Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.342%, [LIBOR12+325], 5/1/25[5]	45,000	45,281
Nomad Foods Europe Midco Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.322%, [LIBOR12+225], 5/15/24[5]	191,070	190,394
Nomad Foods US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.322%, [LIBOR12+225], 5/15/24[5]	92,000	91,674
NPC International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR12+350], 4/19/24[5]	69,437	70,110
Sigma US Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.092%, [LIBOR4+325], 7/2/25[5,9]	285,000	284,618
Sunshine Investments BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.593%, [LIBOR4+325], 3/28/25[5]	100,000	100,313
Tacala Investment Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.342%, [LIBOR4+325], 1/31/25[5]	74,813	75,084
		3,052,655

11 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy—0.4%
Energy Equipment & Services—0.3%
AL Midcoast Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.826%, [LIBOR4+550], 6/28/25[5,9]	$165,000	$166,856
Apergy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.625%, [LIBOR12+250], 5/9/25[5]	55,000	55,275
Ascent Resources - Marcellus LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.60%, [LIBOR12+650], 3/30/23[5]	42,264	42,433
BCP Renaissance Parent LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.863%, [LIBOR4+350], 10/31/24[5]	270,000	271,426
Bison Midstream Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.086%, [LIBOR12+400], 5/21/25[5]	170,000	167,522
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 12.439%, [LIBOR12+1,037.5], 12/31/21[5]	115,000	127,147
California Resources Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.831%, [LIBOR12+475], 12/31/22[5]	145,000	147,779
Chesapeake Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.577%, [LIBOR4+750], 8/23/21[5]	170,000	178,139
Delek US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.577%, [LIBOR4+250], 3/31/25[5]	139,650	139,825
Drillship Kithira Owners, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 8.00%, 9/20/24[7,9]	258,396	272,258
Eastern Power LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.844%, [LIBOR12+375], 10/2/23[5]	283,319	285,156
Fieldwood Energy LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.327%, [LIBOR12+525], 4/11/22[5]	360,013	361,183
Floatel International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.334%, [LIBOR4+500], 6/27/20[5]	62,767	55,235
GIP III Stetson I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.598%, [LIBOR4+425], 7/18/25[5,9]	140,000	140,832
Gulf Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.59%, [LIBOR4+525], 8/25/23[5]	98,299	85,397
HFOTCO LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.09%, [LIBOR4+275], 6/26/25[5]	90,000	90,070
HGIM Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 10.00%, [PRIME4+500], 7/3/23[5]	56,849	57,299
Limetree Bay Terminals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.067%, [LIBOR12+400], 2/15/24[5]	232,362	231,142
Lucid Energy Group II Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.079%, [LIBOR12+300], 2/17/25[5]	94,763	92,038
McDermott Technology Americas, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.094%, [LIBOR12+500], 5/12/25[5]	214,600	216,250
MEG Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.81%, [LIBOR4+350], 12/31/23[5]	34,315	34,465
Seadrill Operating LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.334%, [LIBOR4+600], 2/21/21[5]	430,840	403,912
Sheridan Production Partners II-A LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[5,9]	37,125	33,598
Sheridan Production Partners II-M LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.81%, [LIBOR4+350], 12/16/20[5,9]	23,096	20,902

12 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Energy Equipment & Services (Continued)
Traverse Midstream Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.34%, [LIBOR4+400], 9/27/24[5,9]	$160,788	$161,625
Ultra Resources, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 5.079%, [LIBOR4+300], 4/12/24[5]	235,000	215,466
		4,053,230

Oil, Gas & Consumable Fuels—0.1%
Sheridan Investment Partners II LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.49%, [LIBOR4+350], 12/16/20[5,9]	223,246	202,038
Southcross Energy Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.584%, [LIBOR4+425], 8/4/21[5]	282,821	243,579
		445,617

Financials—0.5%
Capital Markets—0.1%
Aretec Group, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, 6.344%, [LIBOR12+425], 11/23/20[5]	210,394	211,840
Aretec Group, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 9.593%, [LIBOR12+450], 5/23/21[5,11]	570,252	573,104
		784,944

Commercial Banks—0.3%
Acrisure LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.086%- 6.592%, [LIBOR4+375], 11/22/23[5]	394,573	395,490
Alliant Holdings Intermediate LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.078%, [LIBOR12+300], 5/9/25[5]	290,328	290,675
AmWINS Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%, [LIBOR12+275], 1/25/24[5]	198,844	199,114
Blucora, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.334%, [LIBOR4+300], 5/22/24[5]	89,090	89,536
Brookfield Retail Holdings VII Sub 3 LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.795%, [LIBOR4+250], 5/7/25[5,9]	355,000	352,597
Capital Automotive LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%, [LIBOR12+250], 3/25/24[5]	82,328	82,469
DTZ US Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.943%-5.609%, [LIBOR4+325], 11/4/21[5]	229,409	229,957
Focus Financial Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%, [LIBOR4+275], 7/3/24[5]	68,080	68,151
HUB International Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.335%, [LIBOR4+300], 4/25/25[5]	405,000	405,233
Hyperion Insurance Group Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.625%, [LIBOR12+350], 12/20/24[5,9]	179,425	180,453
iStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.832%- 4.852%, [LIBOR4+300], 10/1/21[5]	150,312	150,594
Jane Street Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.844%, [LIBOR12+375], 8/25/22[5]	29,625	29,958
Mayfield Agency Borrower, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.594%, [LIBOR4+450], 2/28/25[5]	110,000	110,550
NFP Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%, [LIBOR12+350], 1/8/24[5]	305,028	304,981

13 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Uniti Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%, [LIBOR12+300], 10/24/22[5]	$637,238	$611,216
USI, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%, [LIBOR4+300], 5/16/24[5]	467,297	466,596
		3,967,570

Consumer Finance—0.0%
PGX Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.33%, [LIBOR12+525], 9/29/20[5]	152,656	149,508
PGX Holdings, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.98%, [LIBOR12+900], 9/29/21[4,5]	62,543	59,416
		208,924

Insurance—0.1%
AssuredPartners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.327%, [LIBOR12+325], 10/22/24[5]	299,250	299,960
Sedgwick Claims Management Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%, [LIBOR4+275], 3/1/21[5]	354,078	354,078
		654,038

Health Care—0.7%
Health Care Equipment & Supplies—0.7%
21st Century Oncology, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 8.465%, [LIBOR4+612.5], 1/16/23[5]	64,414	62,025
Acadia Healthcare Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.594%, [LIBOR12+250], 2/16/23[5,9]	124,863	125,581
Air Medical Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.347%, [LIBOR12+325], 4/28/22[5]	236,196	229,658
Tranche B, 6.329%, [LIBOR12+325], 3/14/25[5]	94,525	93,403
Akorn, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.875%, [LIBOR12+425], 4/16/21[5]	72,206	71,093
Alliance HealthCare Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.48%, [LIBOR4+450], 10/24/23[5]	133,625	134,238
Amneal Pharmaceuticals LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.625%, [LIBOR4+300], 5/4/25[5]	264,947	267,266
Ardent Health Partners LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.602%, [LIBOR12+450], 6/30/25[5]	210,000	211,837
ASP AMC Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 4/22/24[5,9]	279,949	258,393
Bausch Health Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.092%, [LIBOR4+300], 6/2/25[5]	151,444	151,836
Carestream Dental Equipment, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.584%, [LIBOR4+325], 9/1/24[5]	44,663	44,593
Carestream Health, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.094%, [LIBOR4+400], 6/7/19[5]	58,967	59,019
Change Healthcare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%, [LIBOR12+275], 3/1/24[5]	711,000	710,755
CHS/Community Health Systems, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche H, 5.557%, [LIBOR4+300], 1/27/21[5]	349,598	344,039

14 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Concentra, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.85%, [LIBOR4+275], 6/1/22[5]	$75,000	$75,203
CVS Holdings I LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.10%, [LIBOR4+300], 2/6/25[5]	204,488	203,209
DJO Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.151%-5.587%, [LIBOR12+325], 6/8/20[5]	381,191	381,191
Endo International plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.375%, [LIBOR12+425], 4/29/24[5]	287,870	288,619
Envision Healthcare Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.08%, [LIBOR12+300], 12/1/23[5]	80,000	80,100
Equian Buyer Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 0.00%, [LIBOR12+325], 5/20/24[5,9]	15,000	15,038
Genoa a Qol Healthcare Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.327%, [LIBOR12+325], 10/30/23[5]	83,519	83,989
Gentiva Health Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.125%, [LIBOR4+375], 7/2/25[5,9]	463,560	467,906
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.73%, [LIBOR12+375], 4/30/25[5,9]	92,647	92,112
Heartland Dental LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan Delayed Draw, 1.875%, 4/30/25[7,9]	10,975	10,911
Jaguar Holding Co. II, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%, [LIBOR4+250], 8/18/22[5]	225,258	225,639
Kinetic Concepts, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.584%, [LIBOR4+325], 2/2/24[5]	103,950	104,394
LifeCare Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche A, 7.584%, [LIBOR4+525], 11/30/18[5]	141,409	95,451
LifeScan Global Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.312%, [LIBOR4+600], 6/8/24[5,9]	225,000	219,375
Mallinckrodt International Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.203%, [LIBOR4+275], 9/24/24[5]	73,919	72,892
Tranche B, 5.517%, [LIBOR4+300], 2/24/25[5,9]	249,375	247,818
MPH Acquisition Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.084%, [LIBOR4+300], 6/7/23[5]	402,973	403,452
National Mentor Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%, [LIBOR4+300], 1/31/21[5]	345,003	346,513
New Trident Holdcorp, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 8.090%, [LIBOR4+575], 7/31/19[5,11]	84,595	60,908
One Call Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.322%, [LIBOR12+525], 11/27/22[5]	203,532	196,154
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%, [LIBOR4+325], 6/30/25[5]	256,233	256,347
Ortho-Clinical Diagnostics SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%, [LIBOR12+325], 6/30/25[5,9]	80,000	80,036
PAREXEL International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR4+300], 9/27/24[5]	74,737	74,597
Select Medical Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.83%-6.50%, [PRIME4+175], 3/1/21[5]	83,938	84,358
Sotera Health Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.334%, [LIBOR12+300], 5/15/22[5]	14,887	14,913

15 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Health Care Equipment & Supplies (Continued)
Surgery Center Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.35%, [LIBOR4+325], 9/2/24[5,9]	$218,625	$219,012
Team Health Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR12+275], 2/6/24[5]	331,284	322,588
US Anesthesia Partners, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR12+300], 6/23/24[5]	9,950	9,967
Vizient, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 4.827%, [LIBOR12+275], 2/13/23[5]	15,527	15,585
VVC Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.086%, [LIBOR12+425], 6/28/25[5,9]	225,000	221,062
Wink Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR4+300], 12/2/24[5]	139,300	139,039
		7,872,114

Industrials—3.0%
Aerospace & Defense—0.0%
Doncasters US Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 4/9/20[5]	82,477	77,116
Genuine Financial Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.817%, [LIBOR4+375], 6/27/25[5]	225,000	225,000
		302,116

Commercial Services & Supplies—0.7%
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.844%, [LIBOR12+375], 2/27/25[5]	88,869	89,247
Access CIG LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 3.75%, 2/27/25[7]	10,908	10,955
AI Aqua Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 5.327%, [LIBOR12+325], 12/13/23[5]	34,823	34,769
AI Aqua ZIP Bidco Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%, [LIBOR12+325], 12/13/23[5]	77,609	77,488
Allied Universal Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.827%, [LIBOR4+375], 7/28/22[5]	490,911	484,774
Asurion LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B4, 5.077%, [LIBOR12+275], 8/4/22[5]	686,858	687,531
Tranche B6, 5.077%, [LIBOR12+275], 11/3/23[5]	203,510	203,524
Tranche B7, 5.325%, [LIBOR12+300], 11/29/24[5,9]	70,000	70,000
Asurion LLC, Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.825%, [LIBOR12+650], 8/4/25[5,9]	170,000	172,763
ATS Consolidated, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.822%, [LIBOR12+375], 2/28/25[5,9]	249,438	250,607
Belron Finance US LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.863%, [LIBOR4+250], 11/7/24[5]	164,175	164,893
Blackhawk Network Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.072%, [LIBOR4+300], 6/15/25[5]	255,000	255,850
Boing US Holdco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.613%, [LIBOR4+325], 10/3/24[5]	272,546	274,079
Casmar Australia Pty Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.834%, [LIBOR4+450], 12/8/23[5]	123,125	117,892

16 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Ceridian HCM Holding, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%, [LIBOR12+325], 4/30/25[5]	$220,000	$220,550
CEVA Group plc, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.577%-7.859%, [LIBOR4+550], 3/19/21[5]	22,992	22,985
CEVA Group plc, Sr. Sec. Credit Facilities Letter of Credit 1st Lien Term Loan, 6.50%-7.859%, [LIBOR4+550], 3/19/21[5]	97,982	97,898
CEVA Logistics Finance BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.083%, [LIBOR4+375], 7/24/25[5,9]	165,000	165,206
Crossmark Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 12/20/19[5]	325,134	212,963
Engility Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.844%, [LIBOR12+275], 8/14/23[5]	173,392	174,043
First Advantage, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 7.592%, [LIBOR4+525], 6/30/22[5]	97,904	97,904
First American Payment Systems LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.836%, [LIBOR12+475], 1/5/24[5]	100,625	101,694
Garda World Security Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.80%, [LIBOR4+350], 5/24/24[5]	371,011	372,055
IG Investments Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR4+350], 5/23/25[5]	387,812	389,590
Inmar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR6+350], 5/1/24[5]	311,850	313,083
KUEHG Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.052%, [LIBOR4+375], 8/12/22[5,9]	207,539	208,360
Laureate Education, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.594%, [LIBOR12+350], 4/26/24[5]	224,329	225,139
Learning Care Group US No. 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%-5.344%, [LIBOR4+325], 3/13/25[5]	34,913	35,073
Legalzoom.com, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.581%, [LIBOR4+450], 11/21/24[5]	159,191	159,788
Livingston International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.084%, [LIBOR4+575], 3/20/20[5]	100,572	100,447
Livingston International, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.584%, [LIBOR4+825], 4/17/20[5]	45,073	42,707
LS Deco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 5/21/22[5]	181,330	182,805
Monitronics International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 7.834%, [LIBOR4+550], 9/30/22[5]	218,900	205,492
Sarbacane Bidco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.08%, [LIBOR4+300], 1/29/25[5]	34,913	34,832
Savage Enterprises LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.577%, [LIBOR12+450], 6/26/25[5,9]	350,000	351,533
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.832%, [LIBOR4+450], 11/1/24[5,9]	145,000	145,634
Securus Technologies Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.577%, [LIBOR12+450], 11/1/24[5]	29,925	30,056
SMG US Midco 2, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.344%, [LIBOR6+325], 1/23/25[5]	29,925	30,031
Staples, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.358%, [LIBOR4+400], 9/12/24[5]	522,375	518,536

17 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Services & Supplies (Continued)
Travelport Finance Luxembourg Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.83%, [LIBOR4+275], 3/17/25[5]	$555,000	$555,000
Trident LS Merger Sub Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.342%, [LIBOR4+325], 5/1/25[5]	115,000	115,623
USIC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.327%, [LIBOR12+325], 12/8/23[5]	43,892	43,947
XPO Logistics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.064%, [LIBOR4+200], 2/24/25[5,9]	60,000	60,188
		8,107,534

Industrial Conglomerates—1.1%
Apex Tool Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.827%, [LIBOR12+375], 2/1/22[5,9]	187,936	188,739
Energy Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.589%, [LIBOR4+425], 6/22/25[5]	130,000	130,325
Gardner Denver, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR12+275], 7/30/24[5]	141,002	141,499
Gates Global LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.084%, [LIBOR4+300], 4/1/24[5]	279,416	280,475
GrafTech Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.59%, [LIBOR12+350], 2/12/25[5]	165,000	165,258
Harsco Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.375%, [LIBOR12+300], 12/6/24[5]	104,002	104,674
MACOM Technology Solutions Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.344%, [LIBOR12+225], 5/17/24[5]	183,412	181,845
Pelican Products, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.483%, [LIBOR4+350], 5/1/25[5]	60,000	60,212
Robertshaw US Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.625%, [LIBOR12+350], 2/28/25[5]	94,763	94,526
Titan Acquisition Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.094%, [LIBOR12+300], 3/28/25[5]	224,438	221,055
TransDigm, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche E, 4.594%, [LIBOR12+250], 5/30/25[5]	194,375	194,543
Tranche F, 4.594%, [LIBOR12+250], 6/9/23[5,9]	10,893,976	10,912,822
Tranche G, 4.594%, [LIBOR4+250], 8/22/24[5]	77,610	77,738
Vectra Co., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.344%, [LIBOR12+325], 3/8/25[5]	135,000	135,169
Vertiv Intermediate Holding II Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.10%, [LIBOR12+400], 11/30/23[5]	352,058	350,370
Wencor Group, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 6/19/21[5]	59,531	58,241
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.28%, [LIBOR4+375], 4/30/25[5]	130,000	130,325
WP CPP Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.098%, [LIBOR4+375], 4/30/25[5,9]	30,000	30,075
Zodiac Pool Solutions LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.327%, [LIBOR4+225], 7/2/25[5]	30,000	30,062
		13,487,953

18 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Professional Services—0.0%
AVSC Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.35%-5.423%, [LIBOR4+375], 3/3/25[5]	$258,402	$257,030
		257,030

Road & Rail—1.0%
American Airlines, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.827%, [LIBOR12+175], 6/27/25[5]	115,000	113,251
Arctic LNG Carriers Ltd., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.577%, [LIBOR12+450], 5/18/23[5]	168,300	169,195
CH Hold Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.98%, [LIBOR12+300], 2/1/24[5]	138,915	139,870
Daseke Cos., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.077%, [LIBOR12+500], 2/27/24[5]	83,323	83,948
Delos Finance Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.084%, [LIBOR4+175], 10/6/23[5]	10,015,000	10,049,452
Kenan Advantage Group, Inc. (The), Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B1, 5.094%, [LIBOR12+300], 7/29/22[5]	96,522	96,220
Tranche B2, 5.094%, [LIBOR12+300], 7/29/22[5]	10,695	10,661
Western Express, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 10.557%, [LIBOR4+825], 2/23/22[5]	982,800	1,036,264
		11,698,861

Transportation Infrastructure—0.2%
American Axle & Manufacturing, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.32%, [LIBOR12+225], 4/6/24[5]	211,400	211,268
Cooper-Standard Automotive, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 3.943%, [LIBOR4+225], 11/2/23[5]	99,734	100,031
Dayco Products LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.557%, [LIBOR4+500], 5/19/23[5]	118,800	119,097
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%, [LIBOR4+325], 3/20/25[5]	149,983	149,046
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.336%, [LIBOR12+325], 3/20/25[5]	1,335	1,326
Mavis Tire Express Services Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Delayed Draw, 1.00%, 3/20/25[7]	22,935	22,792
Navistar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.60%, [LIBOR12+350], 11/6/24[5]	238,962	239,560
Superior Industries International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.094%, [LIBOR12+400], 5/22/24[5]	183,097	184,012
Tenneco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.589%, [LIBOR4+275], 6/14/25[5,9]	235,000	234,853
TI Group Automotive Systems LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.572%, [LIBOR12+275], 6/30/22[5]	458,306	459,452
		1,721,437

Information Technology—0.8%
Internet Software & Services—0.8%
Almonde, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.807%, [LIBOR4+350], 6/13/24[5]	546,961	540,168

19 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Internet Software & Services (Continued)
Avaya, Inc., Sr. Sec. Credit Facilities 1st Lien Exit Term Loan, Tranche B, 6.322%, [LIBOR12+425], 12/15/24[5]	$1,056,690	$1,062,856
Banff Merger Sub, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.307%, [LIBOR4+425], 6/27/25[5,9]	445,000	445,436
Blackboard, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 7.333%, [LIBOR4+500], 6/30/21[5]	238,598	226,618
BMC Software Finance, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 5.327%, [LIBOR12+325], 9/10/22[5]	362,149	362,853
Colorado Buyer, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.36%, [LIBOR4+300], 5/1/24[5]	236,834	237,451
Compuware Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.58%, [LIBOR12+425], 12/15/21[5]	137,548	138,079
EagleView Technology Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.092%, [LIBOR12+350], 7/30/25[5,9]	55,000	55,412
Ensono LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.327%, [LIBOR4+525], 6/27/25[5]	140,000	140,496
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.16%, [LIBOR12+375], 6/1/22[5]	127,585	127,517
Epicor Software Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%, [LIBOR12+325], 6/1/22[5]	8,379	8,374
First Data Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.069%, [LIBOR12+225], 4/26/24[5]	129,782	129,893
Go Daddy Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.327%, [LIBOR12+225], 2/15/24[5]	25,185	25,270
Greeneden US Holdings II LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B3, 5.577%, [LIBOR4+350], 12/1/23[5]	158,606	159,625
Infor US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR4+275], 2/1/22[5]	443,846	444,996
Informatica LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.327%, [LIBOR4+325], 8/5/22[5]	209,331	210,565
Internap Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 7.83%, [LIBOR12+575], 4/6/22[5]	118,999	120,115
Ivanti Software, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.33%, [LIBOR12+425], 1/20/24[5]	108,654	108,620
Kronos, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.88%, [LIBOR12+300], 11/1/23[5]	14,963	15,025
Lighthouse Network LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.594%, [LIBOR12+450], 11/29/24[5]	99,500	100,122
MA FinanceCo LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.844%, [LIBOR12+275], 6/21/24[5]	68,388	68,227
Tranche B2, 4.594%, [LIBOR4+250], 11/19/21[5]	54,725	54,595
MaxLinear, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.572%, [LIBOR12+250], 5/13/24[5]	73,412	73,825
McAfee LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.468%, [LIBOR12+450], 9/30/24[5]	352,412	355,212
Mitchell International, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%, [LIBOR12+325], 11/29/24[5]	94,763	94,695
Plantronics, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.592%, [LIBOR12+250], 7/2/25[5]	360,000	360,149

20 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Internet Software & Services (Continued)
Premiere Global Services, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 8.585%, [LIBOR6+650], 12/8/21[5]	$65,139	$63,267
Project Deep Blue Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.322%, [LIBOR4+325], 2/12/25[5]	60,000	60,112
Quest Software US Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.576%, [LIBOR4+425], 5/16/25[5]	225,000	224,368
Riverbed Technology, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.33%, [LIBOR12+325], 4/24/22[5]	421,166	419,549
Seattle SpinCo, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.577%, [LIBOR12+275], 6/21/24[5]	461,594	460,511
Shutterfly, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B2, 4.83%, [LIBOR12+275], 8/17/24[5]	145,000	145,816
SolarWinds Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR12+300], 2/5/24[5]	129,350	129,961
Solera LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR12+275], 3/3/23[5]	168,421	168,803
SS&C Technologies Holdings Europe Sarl, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 4.577%, [LIBOR4+250], 4/16/25[5]	207,944	208,796
SS&C Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 4.577%, [LIBOR4+250], 4/16/25[5]	542,951	545,175
Sungard Availability Services Capital, Inc., Extended Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.092%, [LIBOR12+700], 9/30/21[5]	55,000	50,978
Sybil Software LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.834%, [LIBOR4+250], 9/29/23[5]	22,209	22,283
Tempo Acquisition LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.901%-5.077%, [LIBOR12+300], 5/1/24[5]	484,458	485,497
TTM Technologies, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.592%, [LIBOR4+250], 9/28/24[5]	211,722	212,318
Veritas US, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B1, 6.834%, [LIBOR4+450], 1/27/23[5]	438,706	408,637
Xperi Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.594%, [LIBOR12+250], 12/1/23[5]	247,000	245,765
		9,518,030

IT Services—0.0%
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR12+350], 1/3/25[5]	459,050	456,757
Pi US Mergerco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.748%, [LIBOR12+350], 1/3/25[5,9]	29,925	29,776
		486,533

Materials—0.6%
Chemicals—0.2%
A Schulman, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.33%, [LIBOR12+325], 6/1/22[5]	15,000	15,056
Alpha 3 BV, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.302%- 5.334%, [LIBOR4+300], 1/31/24[5]	231,938	232,409
Consolidated Energy Finance SA, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.597%, [LIBOR12+250], 5/7/25[5]	140,000	140,000

21 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Chemicals (Continued)
Cyanco Intermediate Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%, [LIBOR4+350], 3/17/25[5,9]	$144,725	$145,901
Emerald Performance Materials LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.594%, [LIBOR12+350], 7/30/21[5]	188,141	189,552
Encapsys LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.327%, [LIBOR4+325], 11/7/24[5]	184,538	185,499
Ferro Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 4.584%, [LIBOR4+225], 2/14/24[5]	83,940	84,307
Tranche B2, 4.349%, [LIBOR12+225], 2/14/24[5,9]	13,754	13,823
Tranche B3, 4.349%, [LIBOR12+225], 2/14/24[5,9]	14,332	14,403
LUX HOLDCO III, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR4+300], 3/28/25[5]	44,888	45,021
MacDermid, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B6, 5.094%, [LIBOR12+300], 6/7/23[5]	87,672	88,016
Tranche B7, 4.594%, [LIBOR4+275], 6/7/20[5]	88,054	88,337
New Arclin US Holding Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.834%, [LIBOR4+350], 2/14/24[5]	109,386	110,161
OCI Partners LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.334%, [LIBOR4+425], 3/13/25[5]	139,713	141,110
PQ Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.577%, [LIBOR4+250], 2/8/25[5]	59,700	59,737
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.50%, [LIBOR12+350], 6/13/23[5,9]	10,000	10,025
Road Infrastructure Investment LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.577%, [LIBOR12+350], 6/13/23[5]	108,633	108,905
Tronox Blocked Borrower LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.094%, [LIBOR4+300], 9/23/24[5]	207,941	209,314
Tronox Finance LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.077%, [LIBOR4+300], 9/23/24[5]	480,019	483,190
Univar USA, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.594%, [LIBOR12+250], 7/1/24[5]	195,177	195,923
		2,560,689

Construction Materials—0.1%
Continental Building Products Operating Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.23%, [LIBOR12+225], 8/18/23[5,9]	140,015	140,343
Pisces Midco, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.087%, [LIBOR4+300], 4/12/25[5]	225,000	225,740
Quikrete Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%, [LIBOR12+275], 11/15/23[5]	551,779	552,066
Realogy Group LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.317%, [LIBOR12+225], 2/8/25[5]	91,442	91,714
VC GB Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.077%, [LIBOR12+325], 2/28/24[5]	138,305	138,392
		1,148,255

Containers & Packaging—0.1%
Ball Metalpack Finco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.833%, [LIBOR12+450], 7/26/25[5,9]	65,000	65,488

22 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Containers & Packaging (Continued)
BWAY Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.581%, [LIBOR12+325], 4/3/24[5,9]	$447,274	$446,751
Flex Acquisition Co., Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 5.751%, [LIBOR4+325], 6/29/25[5]	280,000	280,219
Plastipak Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.60%, [LIBOR12+250], 10/14/24[5]	164,037	163,920
Pro Mach Group, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.097%, [LIBOR4+300], 3/7/25[5]	204,488	203,402
Reynolds Group Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.827%, [LIBOR12+300], 2/5/23[5]	304,489	305,836
SIG Combibloc US Acquisition, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.844%, [LIBOR12+275], 3/11/22[5]	253,681	254,830
		1,720,446

Metals & Mining—0.2%
Covia Holdings Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.05%, [LIBOR4+375], 6/1/25[5]	250,000	250,495
Murray Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B2, 9.344%, [LIBOR12+725], 10/17/22[5]	1,549,405	1,455,332
Tranche B3, 9.844%, [LIBOR12+775], 10/17/22[5]	467,428	438,331
Oxbow Carbon LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.827%, [LIBOR12+375], 1/4/23[5]	24,375	24,634
Peabody Energy Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.827%, [LIBOR12+275], 3/31/25[5]	107,710	107,946
TMS International Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.847%, [LIBOR4+275], 8/14/24[5]	92,513	92,687
		2,369,425

Telecommunication Services—0.4%
Diversified Telecommunication Services—0.4%
CenturyLink, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.844%, [LIBOR4+275], 1/31/25[5]	1,243,750	1,226,182
Cincinnati Bell, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.344%, [LIBOR4+375], 10/2/24[5]	235,000	236,377
Consolidated Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.99%, [LIBOR12+300], 10/5/23[5]	346,302	342,947
Digicel International Finance Ltd, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.33%, [LIBOR4+325], 5/27/24[5,9]	313,249	301,658
Frontier Communications Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.83%, [LIBOR12+375], 6/15/24[5]	412,137	407,057
Fusion Connect, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 9.863%, [LIBOR4+750], 5/4/23[5]	365,375	352,130
Global Tel*Link Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.302%, [LIBOR4+400], 5/23/20[5]	253,273	255,212
IPC Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.86%, [LIBOR4+450], 8/6/21[5]	272,953	267,665
IPC Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 11.86%, [LIBOR4+950], 2/4/22[5]	161,028	146,938
NeuStar, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B4, 5.572%, [LIBOR12+350], 8/8/24[5]	85,000	85,492

23 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Sprint Communications, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 4.625%, [LIBOR12+250], 2/2/24[5]	$908,591	$909,954
TDC AS, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.839%, [LIBOR12+350], 6/4/25[5,9]	300,000	302,126
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.08%, [LIBOR12+400], 3/29/21[5]	374,070	353,309
Windstream Services LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.08%, [LIBOR12+400], 3/29/21[5,9]	35,000	33,058
		5,220,105

Utilities—1.0%
Electric Utilities—1.0%
APLP Holdings LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.077%, [LIBOR12+300], 4/13/23[5]	28,824	28,953
Brookfield WEC Holdings, Inc., Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.083%, [LIBOR4+375], 7/26/25[5,9]	215,000	216,663
Calpine Construction Finance Co. LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.594%, [LIBOR12+250], 1/15/25[5]	84,787	84,938
Calpine Corp., Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B5, 4.84%, [LIBOR4+250], 1/15/24[5]	307,515	308,165
Tranche B7, 4.84%, [LIBOR4+275], 5/31/23[5]	34,386	34,447
Compass Power Generation LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.052%, [LIBOR4+375], 12/20/24[5]	124,023	124,966
EFS Cogen Holdings I LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.59%, [LIBOR4+325], 6/28/23[5]	224,062	224,722
Exgen Renewables IV LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.31%, [LIBOR4+300], 11/28/24[5]	29,421	29,697
Frontera Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 6.233%-6.342%, [LIBOR4+425], 5/2/25[5]	220,000	221,032
Helix Gen Funding LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 5.827%, [LIBOR4+375], 6/3/24[5,9]	180,869	182,514
Kestrel Acquisition LLC., Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.35%, [LIBOR12+425], 6/2/25[5]	145,000	146,631
Lightstone Holdco LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 5.844%, [LIBOR12+375], 1/30/24[5,9]	150,612	151,418
Tranche C, 5.844%, [LIBOR12+375], 1/30/24[5,9]	12,774	12,842
MRP Generation Holdings LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 9.302%, [LIBOR4+700], 10/18/22[5]	73,688	70,556
Sandy Creek Energy Associates LP, Sr. Sec. Credit Facilities 1st Lien Term Loan, Tranche B, 6.334%, [LIBOR4+400], 11/9/20[5]	438,210	396,377
Talen Energy Supply LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan:
Tranche B, 6.077%, [LIBOR12+400], 7/15/23[5,9]	330,285	333,023
Tranche B2, 6.077%, [LIBOR12+400], 4/15/24[5,9]	77,002	77,640
Vistra Operations Co. LLC, Sr. Sec. Credit Facilities 1st Lien Term Loan, 4.327%, [LIBOR12+275], 12/14/23[5]	9,574,128	9,583,511
		12,228,095
Total Corporate Loans (Cost $147,083,031)		145,822,603

24 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Event-Linked Bonds—1.1%
Acorn Re Ltd. Catastrophe Linked Nts., 4.883% [US0003M+275], 11/10/21[5,6]	$750,000	$753,000
Akibare Re Ltd. Catastrophe Linked Nts., 4.681% [US0006M+234], 4/7/20[5,6]	1,000,000	1,012,050
Alamo Re Ltd. Catastrophe Linked Nts., 5.268% [T-BILL 1MO+325], 6/7/21[5,6]	625,000	625,531
Aozora Re Ltd. Catastrophe Linked Nts., 4.22% [US0006M+200], 4/7/21[5,6]	1,000,000	1,015,150
Bosphorus Ltd. Catastrophe Linked Nts., 5.53% [US0006M+325], 8/17/18[5,6]	1,000,000	1,006,250
Cranberry Re Ltd. Catastrophe Linked Nts., 4.112% [US0006M+200], 7/13/20[5,6]	1,000,000	1,011,550
Golden State Re II Ltd. Catastrophe Linked Nts., 4.218% [T-BILL 3MO+220], 1/8/19[5,6]	1,000,000	1,003,750
International Bank for Reconstruction & Development:
4.643% [US0003M+250], 2/15/21[5,6]	1,250,000	1,254,688
5.143% [US0003M+300], 2/15/21[5,6]	1,000,000	1,008,650
Kizuna Re II Ltd. Catastrophe Linked Nts., 3.893% [T-BILL 3MO+187.5], 4/11/23[5,6]	250,000	253,887
Long Point Re III Ltd. Catastrophe Linked Nts., 4.768% [T-BILL 3MO+275], 6/1/22[5,6]	1,000,000	1,002,550
Manatee Re II Ltd. Catastrophe Linked Nts., 6.268% [T-BILL 3MO+425], 6/7/21[5,6]	1,000,000	1,003,250
Merna Re Ltd.:
4.018% [T-BILL 3MO+200], 4/8/21[5,6]	250,000	251,913
4.268% [T-BILL 3MO+225], 4/8/19[5,6]	250,000	251,737
Nakama Re Ltd. Catastrophe Linked Nts., 4.28% [US0006M+220], 10/13/21[5,6]	750,000	763,163
Pelican IV Re Ltd. Catastrophe Linked Nts., 4.289% [US0003M+225], 5/7/21[5,6]	1,000,000	1,003,050
Total Event-Linked Bonds (Cost $13,188,304)		13,220,169

	Shares
Structured Securities—0.7%
Africa Telecommunications Media & Technology Fund 1 LLC[10,12]	9,542,930	—
Toronto-Dominion Bank (The):
Sr. Unsec. Nts., 0.000%, 6/6/19[13]	8,024,000	8,882,810
Total Structured Securities (Cost $18,024,000)		8,882,810

		Exercise Price		Expiration Date	Notional Amount (000’s)		Contracts (000’s)
Exchange-Traded Option Purchased—0.1%
S&P 500 Index Call[1] (Cost $604,366)		USD	2,775.000	8/17/18	USD	61,113,493	USD	—	[14]	1,136,429

	Counter- party
Over-the-Counter Option Purchased—0.1%
CNH Currency Put[1] (Cost $245,802)	GSCO-OT	CNH	6.460	2/21/19	CNH	240,000,000	CNH	65,550		566,024

25 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Counter- party	Pay/Receive Floating Rate	Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000’s)		Value
Over-the-Counter Interest Rate Swaptions Purchased—0.4%
Interest Rate Swap maturing 1/24/29 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.708%	1/22/19	JPY	795,000	$ 6,341
Interest Rate Swap maturing 1/27/31 Call[1]	BAC	Receive	Three- Month USD BBA LIBOR	2.795	1/25/21	USD	2,000	97,064
Interest Rate Swap maturing 1/28/30 Call[1]	GSCOI	Receive	Three- Month USD BBA LIBOR	2.974	1/24/20	USD	94,000	2,973,432
Interest Rate Swap maturing 1/28/31 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.523	1/26/21	JPY	1,744,000	210,264
Interest Rate Swap maturing 11/21/28 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.850	11/19/18	JPY	749,000	2,197
Interest Rate Swap maturing 3/17/31 Call[1]	BAC	Receive	Three- Month USD BBA LIBOR	2.990	3/15/21	USD	4,250	172,494
Interest Rate Swap maturing 3/4/31 Call[1]	GSCOI	Receive	Six-Month JPY BBA LIBOR	0.485	4/27/21	JPY	5,250,000	783,390
Total Over-the-Counter Interest Rate Swaptions Purchased (Cost $5,383,418)								4,245,182

	Principal Amount
Short-Term Notes—7.4%
Albemarle Corp., 2.323%, 8/6/18[6,15,16]	$2,100,000	2,099,169
American Water Capital Corp., 2.39%, 9/10/18[15,16]	300,000	299,220
Amphenol Corp., 2.304%, 8/17/18[16]	2,000,000	1,997,884
Assa Abloy Financial AB, 2.326%, 8/30/18[6,15,16]	2,000,000	1,996,192
AT&T, Inc., 3.093%, 5/30/19[6,15,16]	1,200,000	1,171,165
BAT International Finance plc, 2.719%, 9/5/18[15,16]	2,400,000	2,394,511
Bell Canada, Inc., 2.429%, 9/19/18[15,16]	1,000,000	996,789
Bell Canada, Inc., 2.567%, 10/29/18[15,16]	1,000,000	993,863
Cabot Corp., 2.282%, 8/9/18[6,15,16]	1,100,000	1,099,396
Cabot Corp., 2.343%, 8/1/18[6,15,16]	900,000	899,946
Campbell Soup Co., 2.304%, 8/7/18[6,15,16]	2,000,000	1,999,150
CenterPoint Energy Resources Corp., 2.577%, 9/10/18[6,15,16]	2,000,000	1,994,773
Commonwealth Edison Co., 2.334%, 8/9/18[15,16]	2,100,000	2,098,848
Deutsche Telekom International Finance BV, 2.388%, 8/14/18[16]	1,800,000	1,798,387
Dollar General Corp., 2.333%, 8/3/18[6,15,16]	1,900,000	1,899,653

26 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

	Principal Amount	Value
Short-Term Notes (Continued)
Duke Energy Corp., 2.315%, 8/2/18[6,15,16]	$1,800,000	$1,799,782
Eastman Chemical, 2.285%, 8/28/18[15,16]	2,100,000	2,096,319
Eni Finance USA, Inc., 1.968%, 10/5/18[15,16]	2,500,000	2,489,151
ERAC USA Finance LLC, 2.375%, 8/27/18[6,15,16]	2,000,000	1,996,619
Ford Motor Credit Co., LLC, 1.989%, 8/20/18[15,16]	2,300,000	2,297,294
Glencore Funding, 2.526%, 10/23/18[15,16]	2,000,000	1,988,179
Harley-Davidson Financial Services, Inc., 2.496%, 9/19/18[15,16]	1,800,000	1,794,120
Hitachi Capital America Corp., 2.415%, 8/13/18[16]	300,000	299,759
Hitachi Capital America Corp., 2.455%, 8/2/18[16]	1,700,000	1,699,797
HP, Inc., 2.647%, 10/15/18[16]	2,000,000	1,991,167
Magna International, Inc., 2.263%, 8/13/18[6,15,16]	600,000	599,520
Magna International, Inc., 2.353%, 8/2/18[6,15,16]	1,000,000	999,880
Marriott International, Inc., 2.489%, 9/21/18[6,15,16]	2,000,000	1,993,188
McKesson Corp., 2.303%, 8/6/18[6,15,16]	2,100,000	2,099,230
Mohawk Industries, Inc., 2.244%, 8/24/18[6,15,16]	2,100,000	2,096,847
Mondelez International, Inc., 2.507%, 9/25/18[15,16]	1,800,000	1,793,358
NetApp, Inc., 2.244%, 8/21/18[6,15,16]	2,100,000	2,097,243
NextEra Energy Capital Holdings, 2.337%, 8/28/18[6,15,16]	300,000	299,474
NextEra Energy Capital Holdings, 2.357%, 8/6/18[6,15,16]	1,800,000	1,799,340
Nutrien Ltd., 2.355%, 8/14/18[6,15,16]	300,000	299,710
Nutrien Ltd., 2.437%, 8/1/18[6,15,16]	900,000	899,938
Nutrien Ltd., 2.457%, 8/8/18[6,15,16]	900,000	899,505
Puget Sound Energy, Inc., 2.303%, 8/16/18[16]	1,900,000	1,898,110
Qualcomm, Inc., 2.306%, 8/14/18[6,15,16]	2,000,000	1,998,441
Reckitt Benckiser Treasury Services plc, 2.453%, 8/30/18[15,16]	1,800,000	1,797,008
Rockwell Collins, Inc., 2.304%, 8/8/18[6,15,16]	2,000,000	1,999,018
Schlumberger Holdings Corp., 2.439%, 8/28/18[6,15,16]	1,700,000	1,697,038
Schlumberger Holdings Corp., 2.514%, 9/24/18[6,15,16]	300,000	298,933
Sempra Energy, 2.305%, 8/21/18[15,16]	2,000,000	1,997,374
Starbucks Corp., 2.274%, 8/17/18[6,15,16]	1,900,000	1,898,213
Telus Corp., 2.43%, 9/24/18[6,16]	2,100,000	2,092,403
TransCanada PipeLines Ltd., 2.409%, 9/6/18[6,15,16]	1,400,000	1,396,702
TransCanada PipeLines Ltd., 2.429%, 9/4/18[6,15,16]	700,000	698,447
VF Corp., 2.324%, 8/8/18[6,15,16]	2,100,000	2,098,975
Virginia Electric & Power Co., 2.315%, 8/14/18[15,16]	2,100,000	2,098,200
Vodafone Group plc, 2.621%, 10/22/18[16]	1,700,000	1,690,291
Walgreens Boots Alliance, Inc., 2.576%, 8/2/18[16]	1,800,000	1,799,782
Waste Management, Inc., 2.273%, 8/6/18[6,15,16]	2,000,000	1,999,273
Whirlpool Corp., 2.515%, 9/28/18[16]	2,000,000	1,992,192
WPP CP LLC, 2.513%, 10/1/18[6,15,16]	2,000,000	1,991,757
Total Short-Term Notes (Cost $89,507,861)		89,510,523

	Shares
Investment Companies—5.1%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2,17]	22,188,768	22,188,768

27 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Investment Companies (Continued)
SPDR Gold Trust Exchange Traded Fund[1,18]	341,190	$39,574,628
Total Investment Companies (Cost $62,973,812)		61,763,396

Total Investments, at Value (Cost $1,058,036,015)	101.9%	1,225,416,180
Net Other Assets (Liabilities)	(1.9)	(22,639,754)
Net Assets	100.0%	$1,202,776,426

Footnotes to Consolidated Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	October 31, 2017	Additions	Reductions	July 31, 2018
Common Stock
Specialty Retail
Gymboree Corp. (The)	4,118	—	—	4,118
Gymboree Holding Corp.	11,737	—	—	11,737
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	25,711,488	443,970,135	447,492,855	22,188,768

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Common Stock
Specialty Retail
Gymboree Corp. (The)	$52,504	$113	$—	$(53,019)
Gymboree Holding Corp.	149,647	321	—	(151,114)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	22,188,768	281,769	—	—

Total	$22,390,919	$282,203	$—	$(204,133)

3. All or portion of the security position is held in segregated accounts and pledged to cover margin requirements with respect to securities sold short. The aggregate market value of such securities is $114,307,411. See Note 7 of accompanying Consolidated Notes.

4. The value of this security was determined using significant unobservable inputs. See Note 3 of the accompanying

Consolidated Notes.

5. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $86,772,478 or 7.21% of the Fund’s net assets at period end.

7. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

28 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Footnotes to Consolidated Statement of Investments (Continued)

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Consolidated Notes.

10. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 4 of the accompanying Consolidated Notes.

11. Interest or dividend is paid-in-kind, when applicable.

12. Restricted security. The aggregate value of restricted securities at period end was zero, which represents 0% of the Fund’s net assets. See Note 4 of the accompanying Consolidated Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
Africa Telecommunications Media & Technology Fund 1 LLC	4/20/11	$10,000,000	$—	$(10,000,000)

13. Zero coupon bond reflects effective yield on the original acquisition date.

14. Number of contracts are less than 500.

15. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $72,250,751 or 6.01% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

16. Current yield as of period end.

17. Rate shown is the 7-day yield at period end.

18. All or a portion of this security is owned by the subsidiary. See Note 2 of the accompanying Consolidated Notes.

	Shares Sold
	Short	Value

Securities Sold Short—(36.2)%
Common Stock Securities Sold Short—(36.2)%
AbbVie, Inc.	(106,596)	$(9,831,349)

AGCO Corp.	(150,280)	(9,470,646)

Air Lease Corp., Cl. A	(136,232)	(5,988,759)

Aircastle Ltd.	(279,130)	(5,786,365)

Ally Financial, Inc.	(566,540)	(15,160,610)

Apache Corp.	(177,640)	(8,171,440)

AvalonBay Communities, Inc.	(49,730)	(8,794,750)

Boeing Co. (The)	(21,998)	(7,837,887)

Camden Property Trust	(70,450)	(6,522,965)

Caterpillar, Inc.	(54,080)	(7,776,704)

Church & Dwight Co., Inc.	(244,960)	(13,693,264)

Cie Financiere Richemont SA	(139,192)	(12,227,150)

CNH Industrial NV	(370,020)	(4,336,634)

Colgate-Palmolive Co.	(167,580)	(11,229,536)

Corning, Inc.	(202,101)	(6,705,711)

Darden Restaurants, Inc.	(45,470)	(4,862,562)

Diamondback Energy, Inc.	(48,320)	(6,375,824)

Digital Realty Trust, Inc.	(111,750)	(13,568,685)

Dril-Quip, Inc.[1]	(99,870)	(5,148,298)

Equity Residential	(104,440)	(6,833,509)

Fastenal Co.	(114,280)	(6,505,960)

Federal Realty Investment Trust, Cl. REIT	(46,220)	(5,800,610)

29 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares Sold
	Short	Value

Common Stock Securities Sold Short (Continued)

Franklin Resources, Inc.	(320,060)	$(10,984,459)

General Mills, Inc.	(276,560)	(12,738,354)

GlaxoSmithKline plc, Sponsored ADR	(75,120)	(3,124,241)

HP, Inc.	(349,470)	(8,065,768)

Intel Corp.	(227,899)	(10,961,942)

International Business Machines Corp.	(77,420)	(11,220,481)

Jones Lang LaSalle, Inc.	(104,960)	(17,949,210)

Kirby Corp.[1]	(53,540)	(4,467,913)

Koninklijke Ahold Delhaize NV	(466,766)	(11,860,360)

Nokia OYJ, Sponsored ADR	(732,909)	(3,957,709)

Novo Nordisk AS, Sponsored ADR	(240,470)	(11,968,192)

Oceaneering International, Inc.	(214,030)	(5,855,861)

Oil States International, Inc.[1]	(151,430)	(5,284,907)

Pennsylvania Real Estate Investment Trust	(861,852)	(9,152,868)

Procter & Gamble Co. (The)	(92,720)	(7,499,194)

ResMed, Inc.	(114,960)	(12,160,469)

Rio Tinto plc, Sponsored ADR	(142,220)	(7,893,210)

RLJ Lodging Trust	(205,034)	(4,631,718)

Rowan Cos. plc, Cl. A1	(274,140)	(3,969,547)

SAP SE, Sponsored ADR	(132,420)	(15,366,017)

Southern Copper Corp.	(218,890)	(10,804,410)

Starbucks Corp.	(61,490)	(3,221,461)

Target Corp.	(171,542)	(13,840,009)

W.W. Grainger, Inc.	(21,325)	(7,390,392)

Wacker Chemie AG	(36,549)	(5,322,025)

Weingarten Realty Investors	(226,830)	(6,854,803)

Western Union Co. (The)	(602,570)	(12,147,811)

William Demant Holding AS1	(299,398)	(14,309,709)

Total Securities Sold Short (Proceeds $407,289,811)		$(435,632,258)

Forward Currency Exchange Contracts as of July 31, 2018
Counter -party	Settlement Month(s)	Currency Purchased (000’s)			Currency Sold (000’s)	Unrealized Appreciation	Unrealized Depreciation

BOA	09/2018	USD	12,105	THB	398,000	$125,377	$—
CITNA-B	11/2018	USD	15,251	CNH	103,120	125,046	—
DEU	09/2018	USD	15,811	CAD	21,000	—	347,431

Total Unrealized Appreciation and Depreciation						$250,423	$347,431

Futures Contracts as of July 31, 2018
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)

Euro-BONO	Sell	9/6/18	97	EUR	16,411	$16,483,204	$(72,655)
Euro-BTP	Sell	9/6/18	226	EUR	33,367	33,641,965	(275,100)
Euro-BUND	Buy	9/6/18	324	EUR	61,120	61,217,717	98,139
Euro-OAT	Sell	9/6/18	90	EUR	16,108	16,178,776	(70,614)
S&P MID 400 E-Mini Index	Buy	9/21/18	162	USD	32,513	32,173,200	(339,729)

30 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Futures Contracts (Continued)
Description	Buy/Sell	Expiration Date	Number of Contracts	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)

United States Treasury Nts., 2 yr.	Sell	9/28/18	66	USD	14,016	$13,950,750	$64,868

							$(595,091)

Centrally Cleared Credit Default Swaps at July 31, 2018
Reference Asset	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)

CDX.HY.28	Buy	5.000%	6/20/22	USD	18,968	$1,324,837	$(1,578,929)	$(254,092)
CDX.HY.29	Buy	5.000	12/20/22	USD	900	61,065	(70,921)	(9,856)
CDX.IG.28	Sell	1.000	6/20/22	USD	740	(13,473)	15,231	1,758
CDX.IG.28	Sell	1.000	6/20/22	USD	51,615	(935,396)	1,062,332	126,936
CDX.IG.28	Sell	1.000	6/20/22	USD	3,000	(53,766)	61,746	7,980
CDX.IG.29	Sell	1.000	12/20/22	USD	2,750	(68,773)	59,080	(9,693)
CDX.IG.29	Sell	1.000	12/20/22	USD	2,500	(50,893)	53,709	2,816
Federation of Malaysia	Buy	1.000	6/20/23	USD	1,600	22,355	(14,014)	8,341
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	890	21,902	(24,676)	(2,774)
iTraxx.Main.27	Buy	1.000	6/20/22	EUR	46,010	979,105	(1,275,691)	(296,586)
iTraxx.Main.28	Buy	1.000	12/20/22	EUR	1,800	52,533	(46,725)	5,808
iTraxx.Main.29	Buy	1.000	6/20/23	EUR	3,100	59,083	(73,356)	(14,273)
Neiman Marcus Group LLC (The)	Buy	5.000	12/20/20	USD	6,190	358,683	350,436	709,119
Penerbangan Malaysia Bhd	Buy	1.000	12/20/22	USD	1,020	20,661	(11,868)	8,793

Total Centrally Cleared Credit Default Swaps						$1,777,923	$(1,493,646)	$284,277

Over-the-Counter Credit Default Swaps at July 31, 2018
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)

CDX.HY.21	CITNA-B	Buy	5.000	12/20/18	USD	1,407	$74,649	$(35,504)	$39,145

CDX.HY.25	CITNA-B	Buy	5.000	12/20/20	USD	936	(109,330)	(99,367)	(208,697)

CDX.HY.25	CITNA-B	Buy	5.000	12/20/20	USD	471	(48,278)	(50,003)	(98,281)

CDX.HY.25	CITNA-B	Sell	5.000	12/20/20	USD	124	76,899	(22,454)	54,445

CDX.HY.25	CITNA-B	Sell	5.000	12/20/18	USD	378	143,791	(1,060)	142,731

CDX.HY.25	CITNA-B	Sell	5.000	12/20/20	USD	246	160,041	(44,622)	115,419

CDX.NA.HY.21	CITNA-B	Buy	5.000	12/20/18	USD	7,500	(230,208)	(189,250)	(419,458)

CDX.NA.HY.21	CITNA-B	Sell	5.000	12/20/18	USD	1,543	861,248	(4,331)	856,917

CDX.NA.HY.21	GSCOI	Sell	5.000	12/20/18	USD	469	256,347	(1,317)	255,030

CDX.NA.HY.25	GSCOI	Buy	5.000	12/20/20	USD	7,500	(1,297,917)	(796,210)	(2,094,127)

CDX.NA.HY.25	GSCOI	Sell	5.000	12/20/20	USD	1,975	1,310,769	(357,546)	953,223

Federation of Malaysia	BAC	Buy	1.000	12/20/20	USD	2,900	(136,197)	(44,221)	(180,418)

Federation of Malaysia	BAC	Buy	1.000	12/20/20	USD	854	(35,260)	(13,028)	(48,288)

31 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Over-the-Counter Credit Default Swaps (Continued)
Reference Asset	Counter- party	Buy/Sell Protection	Fixed Rate	Maturity Date	Notional Amount (000’s)		Premiums Received/ (Paid)	Value	Unrealized Appreciation/ (Depreciation)

Federation of Malaysia	BNP	Buy	1.000%	12/20/20	USD	761	$(26,351)	$(11,604)	$(37,955)

Federation of Malaysia	BNP	Buy	1.000	6/20/21	USD	3,820	(112,656)	(62,125)	(174,781)

Federation of Malaysia	BNP	Buy	1.000	6/20/21	USD	3,000	(85,450)	(48,789)	(134,239)

Federation of Malaysia	BNP	Buy	1.000	12/20/20	USD	10,000	(651,135)	(152,487)	(803,622)

Federation of Malaysia	BNP	Buy	1.000	12/20/20	USD	1,811	(51,082)	(27,615)	(78,697)

Federation of Malaysia	CITNA-B	Buy	1.000	12/20/20	USD	4,295	(209,624)	(65,493)	(275,117)

Federation of Malaysia	MOS-A	Buy	1.000	12/20/20	USD	10,000	(502,319)	(152,487)	(654,806)

Total Over-the-Counter Credit Default Swaps							$(612,063)	$(2,179,513)	$(2,791,576)

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
	Potential Payments for		Reference
Type of Reference Asset on which	Selling Credit Protection	Amount	Asset Rating
the Fund Sold Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade Corporate Debt Indexes	$60,605,000	$—	BBB to BBB-
Non-Investment Grade Corporate Debt Indexes	4,735,179	17,814,000	BB

Total	$ 65,340,179	$17,814,000

*Amounts recoverable includes potential payments from related purchased protection for instances where the Fund is the seller of protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

Over-the-Counter Total Return Swaps at July 31, 2018
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)

			One-Month
			HKD-HIBOR-HKAB
0998.HK-China Citic Bank Corp.	GSCOI	Pay	minus 50 basis points	5/24/19	HKD	38,855	$320,008	$320,008

			One-Month
1988.HK China Minsheng Banking Corp. Ltd.	GSCOI	Pay	HKD-HIBOR-HKAB minus 50 basis points	5/24/19	HKD	39,530	243,641	243,641

32 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

Over-the-Counter Total Return Swaps (Continued)
Reference Asset	Counter- party	Pay/Receive Total Return*	Floating Rate	Maturity Date	Notional Amount (000’s)		Value	Unrealized Appreciation/ (Depreciation)

			One-Month
3328.HK Bank of Communications- HK BR	GSCOI	Pay	HKD-HIBOR-HKAB minus 50 basis points	5/24/19	HKD	39,432	$307,591	$307,591

			One-Month
			HKD-HIBOR-HKAB
3968.HK China Merchants Bank	GSCOI	Pay	minus 50 basis points	5/24/19	HKD	39,829	412,401	412,401

			One-Month
			HKD-HIBOR-HKAB
6818.HK China Everbriight Bank	GSCOI	Pay	minus 50 basis points	5/24/19	HKD	19,640	223,666	223,666

Total Over-the-Counter Total Return Swaps							$1,507,307	$1,507,307

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
BAC	Barclays Bank plc
BNP	BNP Paribas
BOA	Bank of America NA
CITNA-B	Citibank NA
DEU	Deutsche Bank AG
GSCOI	Goldman Sachs International
GSCO-OT	Goldman Sachs Bank USA
MOS-A	Morgan Stanley

Currency abbreviations indicate amounts reporting in currencies
CAD	Canadian Dollar
CNH	Offshore Chinese Renminbi
EUR	Euro
HKD	Hong Kong Dollar
JPY	Japanese Yen
THB	Thailand Baht

Definitions
BBA LIBOR	British Bankers’ Association London - Interbank Offered Rate
BONO	Spanish Government Bonds
BTP	Italian Treasury Bonds
BUND	German Federal Obligation
CDX.HY.21	Markit CDX High Yield Index
CDX.HY.25	Markit CDX High Yield Index
CDX.HY.28	Markit CDX High Yield Index
CDX.HY.29	Markit CDX High Yield Index
CDX.IG.28	Markit CDX Investment Grade Index

33 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

Definitions (Continued)
CDX.IG.29	Markit CDX Investment Grade Index
CDX.NA.HY.21	Markit CDX North American High Yield
CDX.NA.HY.25	Markit CDX North American High Yield
HIBOR	Hong Kong Interbank Offered Rate
HKAB	Hong Kong Association of Banks
ICE LIBOR	Intercontinental Exchange Benchmark Administration-London Interbank Offered Rate
iTraxx.Main.27	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.28	Credit Default Swap Trading Index for a Specific Basket of Securities
iTraxx.Main.29	Credit Default Swap Trading Index for a Specific Basket of Securities
LIBOR03M	ICE LIBOR USD 3 Month
LIBOR4	London Interbank Offered Rate-Quarterly
LIBOR6	London Interbank Offered Rate-Bi-Monthly
LIBOR12	London Interbank Offered Rate-Monthly
LIBOR52	London Interbank Offered Rate-Weekly
OAT	French Government Bonds
S&P	Standard & Poor’s
T-BILL 3MO	US Treasury Bill 3 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
US0006M	ICE LIBOR USD 6 Month

34 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Fundamental Alternatives Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub- Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Basis for Consolidation. The Fund has established a Cayman Islands exempted company, Oppenheimer Fundamental Alternatives Fund (Cayman) Ltd., which is wholly-owned and controlled by the Fund (the “Subsidiary”). The Fund and Subsidiary are both managed by the Manager. The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. The Fund applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary.

At period end, the Fund owned 14,070 shares with net assets of $39,558,072 in the Subsidiary.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to

35 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Event-linked bonds, are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include reported trade data and broker-dealer price quotations.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market

36 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

3. Securities Valuation (Continued)

indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from third party pricing services. When the settlement date of a contract is an interim date for which a quotation is not available, interpolated values are derived using the nearest dated forward currency rate.

Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

37 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$24,872,684	$282,950	$—	$25,155,634
Consumer Staples	44,994,349	—	—	44,994,349
Energy	62,759,876	106,720	10,101	62,876,697
Financials	121,771,367	526,518	—	122,297,885
Health Care	129,821,059	10,544,903	90	140,366,052
Industrials	112,506,359	33,992	—	112,540,351
Information Technology	97,923,972	—	—	97,923,972
Materials	40,538,592	—	—	40,538,592
Telecommunication Services	28,068,934	—	—	28,068,934
Utilities	29,024,315	—	—	29,024,315
Preferred Stocks	—	12,763,443	—	12,763,443
Rights, Warrants and Certificates	—	2,934	—	2,934
Asset-Backed Securities	—	50,620,577	—	50,620,577
Mortgage-Backed Obligations	—	55,179,567	—	55,179,567
Non-Convertible Corporate Bonds and Notes	—	77,915,742	—	77,915,742
Corporate Loans	—	145,066,687	755,916	145,822,603
Event-Linked Bonds	—	13,220,169	—	13,220,169
Structured Securities	—	8,882,810	—	8,882,810
Exchange-Traded Option Purchased	1,136,429	—	—	1,136,429
Over-the-Counter Option Purchased	—	566,024	—	566,024

38 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table (Continued)
Over-the-Counter Interest Rate
Swaptions Purchased	$—	$4,245,182	$—	$4,245,182
Short-Term Notes	—	89,510,523	—	89,510,523
Investment Companies	61,763,396	—	—	61,763,396

Total Investments, at Value	755,181,332	469,468,741	766,107	1,225,416,180
Other Financial Instruments:
Swaps, at value	—	1,507,307	—	1,507,307
Centrally cleared swaps, at value	—	1,602,534	—	1,602,534
Futures contracts	163,007	—	—	163,007
Forward currency exchange contracts	—	250,423	—	250,423

Total Assets	$755,344,339	$472,829,005	$766,107	$1,228,939,451

Liabilities Table
Other Financial Instruments:
Common Stock Securities Sold Short	$(391,913,014)	$(43,719,244)	$—	$(435,632,258)
Swaps, at value	—	(2,179,513)	—	(2,179,513)
Centrally cleared swaps, at value	—	(3,096,180)	—	(3,096,180)
Futures contracts	(758,098)	—	—	(758,098)
Forward currency exchange contracts	—	(347,431)	—	(347,431)

Total Liabilities	$(392,671,112)	$(49,342,368)	$—	$(442,013,480)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*

Assets Table
Investments, at Value:
Common Stocks
Consumer
Discretionary	$63,875	$—	$—	$(63,875)
Energy	—	(26,454)	26,454	—
Corporate Loans	997,444	—	—	(997,444)

Total Assets	$1,061,319	$(26,454)	$26,454	$(1,061,319)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

39 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Consolidated Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Consolidated Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

Event-Linked Bonds. The Fund may invest in “event-linked” bonds. Event-linked bonds, which are sometimes referred to as “catastrophe” bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Consolidated Statement of

40 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

4. Investments and Risks (Continued)

Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Consolidated Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

41 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued)

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$5,490,489
Sold securities	1,053,057

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Consolidated Statement of Investments. Restricted securities are reported on a schedule following the Consolidated Statement of Investments.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$12,707,282
Market Value	$2,265,991
Market Value as % of Net Assets	0.19%

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

42 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

5. Market Risk Factors (Continued)

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by

43 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

The Fund’s actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Forward Currency Exchange Contracts

The Fund may enter into forward currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Such contracts are traded in the OTC inter-bank currency dealer market.

Forward contracts are reported on a schedule following the Consolidated Statement of Investments. The unrealized appreciation (depreciation) is reported in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as a receivable (or payable) and in the Consolidated Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may enter into forward foreign currency exchange contracts in order to decrease exposure to foreign exchange rate risk associated with either specific transactions or portfolio instruments or to increase exposure to foreign exchange rate risk.

During the reporting period, the Fund had daily average contract amounts on forward contracts to buy and sell of $13,552,655 and $74,389,349, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty to a forward contract will default and fail to perform its obligations to the Fund.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value

44 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

Futures contracts are reported on a schedule following the Consolidated Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Consolidated Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Consolidated Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

During the reporting period, the Fund had an ending monthly average market value of $72,584,253 and $81,856,672 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Option Activity

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security, currency or other underlying financial instrument at a fixed price, upon exercise of the option.

Options can be traded through an exchange or through a privately negotiated arrangement with a dealer in an OTC transaction. Options traded through an exchange are generally cleared through a clearinghouse (such as The Options Clearing Corporation). The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Consolidated Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports.

Foreign Currency Options. The Fund may purchase or write call and put options on

45 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

currencies to increase or decrease exposure to foreign exchange rate risk. A purchased call, or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put, or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

Index/Security Options. The Fund may purchase or write call and put options on individual equity securities and/or equity indexes to increase or decrease exposure to equity risk. A purchased call or written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price. A purchased put or written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the reporting period, the Fund had an ending monthly average market value of $1,683,119 and $278,024 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Consolidated Statement of Investments and as a liability in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateral accounts to cover potential obligations with respect to outstanding written options are noted in the Consolidated Statement of Investments.

The risk in writing a call option is the market price of the underlying security increasing above the strike price and the option being exercised. The Fund must then purchase the underlying security at the higher market price and deliver it for the strike price or, if it owns the underlying security, deliver it at the strike price and forego any benefit from the increase in the price of the underlying security above the strike price. The risk in writing a put option is the market price of the underlying security decreasing below the strike price and the option being exercised. The Fund must then purchase the underlying security at the strike price when the market price of the underlying security is below the strike price. Alternatively, the Fund could also close out a written option position, in which case the risk is that the closing transaction will require a premium to be paid by the Fund that is greater than the premium the Fund received. When writing options, the Fund has the additional risk that there may be an illiquid market where the Fund is unable to close the contact. The risk in buying an option is that the Fund pays a premium for the option, and the option may be worth less than the premium paid or expire worthless.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

At period end, the Fund had no written options outstanding.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared

46 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

Swap contracts are reported on a schedule following the Consolidated Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Consolidated Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Consolidated Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Credit Default Swap Contracts. A credit default swap is a contract that enables an investor to buy or sell protection against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on a debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a corporate issuer, sovereign issuer, or a basket or index of issuers (the “reference asset”).

The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the

47 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

swap less the market value of specified debt securities issued by the reference asset. Upon exercise of the contract the difference between such value and the notional amount is recorded as realized gain (loss) and is included on the Consolidated Statement of Operations in the annual and semiannual reports.

The Fund may purchase or sell credit protection through credit default swaps to increase or decrease exposure to the credit risk of individual issuers and/or indexes of issuers that are either unavailable or considered to be less attractive in the bond market.

The Fund has engaged in spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same reference asset but with different maturities. Spread curve trades attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of an individual issuer or basket or index of issuers as opposed to decreasing its credit risk exposure related to debt securities of such issuer(s) held by the Fund.

For the reporting period, the Fund had ending monthly average notional amounts of $140,267,798 and $63,504,614 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

The Fund may enter into total return swaps on various equity securities or indexes to increase or decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay or receive a floating reference interest rate, and an amount equal to the opposite price movement of securities or an index (expressed as a percentage) multiplied by the notional amount of the contract. Equity leg payments equal to the positive price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract and, in some cases, dividends paid on the securities. Reference leg payments equal a floating reference interest rate and an amount equal to the negative price movement of the same securities or index (expressed as a percentage) multiplied by the notional amount of the contract.

For the reporting period, the Fund had ending monthly average notional amounts of $19,694,286 on total return swaps which are short the reference asset.

Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

48 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

Swaption Transactions

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Purchased swaptions are reported as a component of investments in the Consolidated Statement of Investments and the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Written swaptions are reported on a schedule following the Consolidated Statement of Investments and their value is reported as a separate asset or liability line item in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Consolidated Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Consolidated Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk prior to exercise as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund may purchase swaptions which give it the option to enter into an interest rate swap in which it pays a floating or fixed interest rate and receives a fixed or floating interest rate in order to increase or decrease exposure to interest rate risk. Purchasing the fixed portion of this swaption becomes more valuable as the reference interest rate decreases relative to the preset interest rate. Purchasing the floating portion of this swaption becomes more valuable as the reference interest rate increases relative to the preset interest rate.

During the reporting period, the Fund had an ending monthly average market value of $3,225,956 on purchased swaptions.

At period end, the Fund had no written swaption contracts outstanding.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the

49 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued)

counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

At period end, the Fund has required certain counterparties to post collateral of $4,907,000.

ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination

50 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

6. Use of Derivatives (Continued)

fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.

Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Consolidated Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Borrowings and Other Financing

Securities Sold Short. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate cash or securities at its custodian which are pledged for the benefit of the lending broker and/or to deposit and pledge cash directly at the lending broker, with a value equal to a certain percentage, exceeding 100%, of the value of the securities that it sold short. Cash that has been segregated and pledged for this purpose will be disclosed on the Consolidated Statement of Assets and Liabilities in the annual and semiannual reports; securities that have been segregated and pledged for this purpose are disclosed as such in the Consolidated Statement of Investments. The aggregate market value of such cash and securities at period end is $522,379,204. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the risk of an unlimited loss, since the price of the security sold

51 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

NOTES TO

CONSOLIDATED STATEMENT OF INVESTMENTS Unaudited / Continued

7. Borrowings and Other Financing (Continued)

short could theoretically increase without limit. Purchasing securities previously sold short to close out a short position can itself cause the price of the securities to rise further, thereby increasing the loss. Further, there is no assurance that a security the Fund needs to buy to cover a short position will be available for purchase at a reasonable price. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Consolidated Statement of Operations in the annual and semiannual reports.

Loan Commitments. Pursuant to the terms of certain credit agreements, the Fund has unfunded loan commitments of $44,658 at period end. The Fund generally will maintain with its custodian, liquid investments having an aggregate value at least equal to the par value of unfunded loan commitments. At period end, these investments have a market value of $44,658 and have been included as Corporate Loans in the Statement of Investments.

52 OPPENHEIMER FUNDAMENTAL ALTERNATIVES FUND

STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

	Shares	Value
Common Stocks—97.2%
Consumer Discretionary—10.3%
Auto Components—1.3%
BorgWarner, Inc.	361,280	$16,626,106

Automobiles—0.4%
Thor Industries, Inc.	51,070	4,843,989

Household Durables—0.7%
Lennar Corp., Cl. A	163,560	8,549,281

Leisure Products—2.2%
Brunswick Corp.	434,920	27,965,356

Media—1.6%
CBS Corp., Cl. B	219,780	11,575,813
Madison Square Garden Co. (The), Cl. A1	30,900	9,646,362
		21,222,175

Multiline Retail—0.6%
Nordstrom, Inc.	151,340	7,931,729
Specialty Retail—2.7%
Ross Stores, Inc.	307,090	26,848,879
Ulta Beauty, Inc.[1]	35,110	8,580,533
		35,429,412

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc.	93,560	9,807,895

Consumer Staples—3.4%
Beverages—1.8%
Coca-Cola
European Partners plc	544,020	22,435,385

Food Products—1.6%
Conagra Brands, Inc.	108,370	3,978,262
McCormick & Co., Inc.	55,700	6,546,978
Pinnacle Foods, Inc.	157,890	10,487,054
		21,012,294

Energy—10.4%
Energy Equipment & Services—2.0%
Weatherford International plc[1]	7,679,750	26,034,353
Oil, Gas & Consumable Fuels—8.4%
Callon Petroleum Co.[1]	513,250	5,522,570
Concho Resources, Inc.[1]	71,610	10,444,319

	Shares	Value
Oil, Gas & Consumable Fuels (Continued)
Delek US Holdings, Inc.	192,170	$10,246,504
Devon Energy Corp.	418,950	18,856,940
Hess Corp.	528,630	34,693,987
Newfield Exploration Co.[1]	578,070	16,602,170
WPX Energy, Inc.[1]	604,320	11,343,086
		107,709,576

Financials—31.4%
Capital Markets—4.6%
Ameriprise Financial, Inc.	79,990	11,652,143
Ares Management LP	825,034	17,614,476
Legg Mason, Inc.	287,140	9,800,088
Nasdaq, Inc.	224,010	20,474,514
		59,541,221

Commercial Banks—11.1%
CIT Group, Inc.	330,270	17,481,191
Glacier Bancorp, Inc.	272,330	11,628,491
KeyCorp	1,134,480	23,676,598
SunTrust Banks, Inc.	458,990	33,079,409
Synovus Financial Corp.	476,190	23,533,310
Zions Bancorporation	639,860	33,080,762
		142,479,761

Diversified Financial Services—2.0%
Voya Financial, Inc.	497,930	25,155,424

Insurance—4.6%
Arthur J. Gallagher & Co.	177,380	12,656,063
Assurant, Inc.	82,780	9,130,634
Everest Re Group Ltd.	34,930	7,626,965
Reinsurance Group of America, Inc., Cl. A	213,040	30,145,160
		59,558,822

Real Estate Investment Trusts (REITs)—8.5%
Alexandria Real Estate Equities, Inc.	104,106	13,267,269
CubeSmart	441,150	13,393,314
DCT Industrial Trust, Inc.	195,150	13,049,681
Digital Realty Trust, Inc.	115,320	14,002,154

1        OPPENHEIMER MID CAP VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Real Estate Investment Trusts (REITs) (Continued)
Equity LifeStyle Properties, Inc.	130,670	$11,889,663
Equity Residential	103,580	6,777,239
Highwoods Properties, Inc.	207,680	10,199,165
Park Hotels & Resorts, Inc.	512,930	16,044,450
Uniti Group, Inc.	589,550	10,423,244
		109,046,179

Thrifts & Mortgage Finance—0.6%
Radian Group, Inc.	365,150	6,992,623

Health Care—10.1%
Health Care Equipment & Supplies—2.1%
Boston Scientific Corp.[1]	555,947	18,685,379
Zimmer Biomet Holdings, Inc.	68,850	8,642,052
		27,327,431

Health Care Providers & Services—3.6%
Encompass Health Corp.	291,010	22,009,086
Molina Healthcare, Inc.[1]	122,388	12,739,367
WellCare Health Plans, Inc.[1]	43,040	11,509,757
		46,258,210

Life Sciences Tools & Services—1.2%
IQVIA Holdings, Inc.[1]	125,801	15,340,174

Pharmaceuticals—3.2%
Indivior plc, Sponsored ADR[1]	286,644	5,807,407
Jazz Pharmaceuticals plc[1]	117,620	20,357,670
Mylan NV1	397,200	14,819,532
		40,984,609

Industrials—9.5%
Aerospace & Defense—0.4%
Huntington Ingalls Industries, Inc.	23,570	5,492,989

Air Freight & Couriers—1.0%
XPO Logistics, Inc.[1]	126,860	12,650,479

Construction & Engineering—0.9%
Fluor Corp.	210,760	10,801,450

	Shares	Value
Machinery—4.2%
Gates Industrial Corp. plc[1]	800,000	$12,456,000
ITT, Inc.	320,420	18,158,201
Parker-Hannifin Corp.	137,880	23,308,614
		53,922,815

Marine—1.4%
Kirby Corp.[1]	214,760	17,921,722

Road & Rail—1.6%
Kansas City Southern	175,650	20,422,826

Information Technology—7.9%
Communications Equipment—1.2%
Motorola Solutions, Inc.	129,320	15,686,516

Electronic Equipment, Instruments, & Components—1.8%
FLIR Systems, Inc.	249,400	14,614,840
Zebra Technologies Corp., Cl. A1	56,140	7,743,390
		22,358,230

IT Services—1.0%
Black Knight, Inc.[1]	250,330	12,929,545

Semiconductors & Semiconductor Equipment—1.9%
Lam Research Corp.	53,160	10,134,422
Marvell Technology Group Ltd.	478,721	10,201,545
Tower Semiconductor Ltd.[1]	220,490	4,553,118
		24,889,085

Software—2.0%
Synopsys, Inc.[1]	281,700	25,192,431

Materials—6.9%
Chemicals—2.5%
Celanese Corp., Cl. A	209,870	24,787,746
Huntsman Corp.	225,850	7,572,750
		32,360,496

Containers & Packaging—2.6%
Ball Corp.	321,780	12,539,767
WestRock Co.	363,580	21,080,368
		33,620,135

Metals & Mining—1.8%
Alcoa Corp.[1]	370,530	16,032,833

2        OPPENHEIMER MID CAP VALUE FUND

	Shares	Value
Metals & Mining (Continued)
Freeport-McMoRan, Inc.	406,770	$6,711,705
		22,744,538

Utilities—7.3%
Electric Utilities—5.6%
Alliant Energy Corp.	304,820	13,098,115
Avangrid, Inc.	266,200	13,325,972
Entergy Corp.	170,460	13,854,989
Exelon Corp.	353,250	15,013,125
FirstEnergy Corp.	465,320	16,486,288
		71,778,489

Multi-Utilities—1.2%
Ameren Corp.	234,540	14,555,552

	Shares	Value
Water Utilities—0.5%
American Water Works Co., Inc.	76,880	$6,784,660
Total Common Stocks (Cost $1,006,366,619)		1,246,363,963

Investment Company—2.5%
Oppenheimer Institutional Government Money Market Fund, Cl. E, 1.87%[2,3] (Cost $32,244,360)	32,244,360	32,244,360
Total Investments, at Value (Cost $1,038,610,979)	99.7%	1,278,608,323
Net Other Assets (Liabilities)	0.3	4,250,770
Net Assets	100.0%	$1,282,859,093

Footnotes to Statement of Investments

1. Non-income producing security.

2. Rate shown is the 7-day yield at period end.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares October 31, 2017	Gross Additions	Gross Reductions	Shares July 31, 2018
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	199,690	307,389,055	275,344,385	32,244,360

	Value	Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$32,244,360	$310,664	$—	$—

3        OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2018 Unaudited

1. Organization

Oppenheimer Mid Cap Value Fund (the “Fund”), a series of Oppenheimer Quest for Value Funds, is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security

4       OPPENHEIMER MID CAP VALUE FUND

3. Securities Valuation (Continued)

is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

5       OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$132,375,943	$—	$—	$132,375,943
Consumer Staples	43,447,679	—	—	43,447,679
Energy	133,743,929	—	—	133,743,929
Financials	402,774,030	—	—	402,774,030
Health Care	129,910,424	—	—	129,910,424
Industrials	121,212,281	—	—	121,212,281
Information Technology	101,055,807	—	—	101,055,807
Materials	88,725,169	—	—	88,725,169
Utilities	93,118,701	—	—	93,118,701
Investment Company	32,244,360	—	—	32,244,360

Total Assets	$1,278,608,323	$—	$—	$1,278,608,323

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

6       OPPENHEIMER MID CAP VALUE FUND

4. Investments and Risks (Continued)

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

7       OPPENHEIMER MID CAP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

8       OPPENHEIMER MID CAP VALUE FUND

Item 2.	Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/21/2018